UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01766

Name of Registrant:	Vanguard Wellesley Income Fund
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2020—March 31, 2021

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2021

Vanguard Wellesley® Income Fund

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Liquidity Risk Management	24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2021

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Wellesley Income Fund	9/30/2020	3/31/2021	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,066.88	$1.19
Admiral™ Shares	1,000.00	1,067.19	0.82
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.78	$1.16
Admiral Shares	1,000.00	1,024.13	0.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares and 0.16% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Wellesley Income Fund

Fund Allocation

As of March 31, 2021

Asset-Backed/Commercial Mortgage-Backed Securities	2.2%
Common Stocks	40.3
Corporate Bonds—Finance	16.6
Corporate Bonds—Industrial	20.1
Corporate Bonds—Utilities	5.1
Sovereign Bonds	2.2
Taxable Municipal Bonds	2.9
U.S. Government and Agency Obligations	10.6

The table reflects the fund's investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Wellesley Income Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of March 31, 2021

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
[1]	United States Treasury Note/Bond	0.375%	1/31/26	951,875	928,230	1.5%
[1]	United States Treasury Note/Bond	0.250%	5/31/25	637,000	624,757	1.0%
	United States Treasury Note/Bond	0.250%	10/31/25	601,000	585,224	0.9%
	United States Treasury Note/Bond	0.250%	7/31/25	548,245	536,167	0.8%
	United States Treasury Note/Bond	1.875%	2/15/41	446,450	415,757	0.7%
	United States Treasury Note/Bond	1.625%	11/15/50	386,040	321,980	0.5%
	United States Treasury Note/Bond	1.875%	2/15/51	361,355	320,703	0.5%
[2]	United States Treasury Note/Bond	0.125%–3.625%	5/15/23–5/15/50	2,101,680	1,971,823	3.1%
					5,704,641	9.0%

Agency Notes †					27,126	0.0%

Conventional Mortgage-Backed Securities †					360,972	0.6%

Nonconventional Mortgage-Backed Securities †					506,644	0.8%

Total U.S. Government and Agency Obligations (Cost $6,827,024)					6,599,383	10.4%
§,3Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,339,338) †					1,347,660	2.1%
Corporate Bonds
Finance
	Banking
[4]	Bank of America Corp.	2.496%–6.110%	1/11/23–3/15/50	656,288	717,865	1.1%
	Bank One Corp.	7.750%	7/15/25	25,000	31,436	0.1%
[4]	Goldman Sachs Group Inc.	1.431%–6.250%	7/27/21–7/8/44	648,070	695,796	1.1%
[4]	JPMorgan Chase & Co.	1.953%–5.625%	5/1/23–4/22/51	639,860	711,741	1.1%
[4]	Morgan Stanley	2.500%–7.250%	4/21/21–1/27/45	529,965	579,786	0.9%
	Truist Bank	2.625%–3.300%	1/15/22–5/15/26	34,695	36,068	0.1%

Wellesley Income Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Truist Financial Corp.	1.950%–3.700%	9/3/21–6/5/30	166,215	171,884	0.3%
	Wachovia Corp.	6.605%	10/1/25	15,000	18,030	0.0%
[4]	Wells Fargo & Co.	2.572%–5.606%	3/8/22–12/7/46	582,516	633,624	1.0%
[3]	Banking—Other †				4,406,119	6.9%
[3]	Brokerage †				351,364	0.6%
[3]	Finance Companies †				39,789	0.1%
	Insurance
	MetLife Inc.	3.600%–4.875%	4/10/24–11/13/43	50,800	58,375	0.1%
[3]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	31,294	0.0%
[3]	Insurance—Other †				1,633,425	2.6%
[3]	Real Estate Investment Trusts †				220,402	0.3%
					10,336,998	16.3%
Industrial
[3]	Basic Industry †				89,662	0.1%
[3]	Capital Goods †				990,540	1.6%
	Communication
	Comcast Corp.	2.450%–4.950%	2/1/24–10/15/58	573,491	648,021	1.0%
	NBCUniversal Media LLC	4.450%	1/15/43	10,639	12,580	0.0%
[3]	Sky Ltd.	3.750%	9/16/24	42,911	47,141	0.1%
[3]	Verizon Communications Inc.	2.987%–4.812%	9/21/28–10/30/56	174,666	193,443	0.3%
[3]	Communication—Other †				1,264,953	2.0%
	Consumer Cyclical
	Home Depot Inc.	3.300%–4.500%	12/6/28–12/6/48	76,523	86,669	0.2%
[3]	Consumer Cyclical—Other †				1,150,290	1.8%
	Consumer Noncyclical
	Johnson & Johnson	2.450%–6.730%	11/15/23–3/1/26	93,000	100,030	0.1%
	Pfizer Inc.	1.700%–4.100%	12/15/26–5/28/50	166,510	179,946	0.3%
	Philip Morris International Inc.	2.500%–4.875%	8/22/22–11/10/44	98,535	106,052	0.2%
	Wyeth LLC	5.950%	4/1/37	15,000	20,878	0.0%
[3]	Consumer Noncyclical—Other †				3,244,557	5.1%
[3]	Energy †				1,217,946	1.9%
[3]	Other Industrial †				249,526	0.4%
	Technology
	Cisco Systems Inc.	2.500%	9/20/26	15,921	16,922	0.0%
[3]	Technology—Other †				2,462,681	3.9%
[3]	Transportation †				446,770	0.7%
					12,528,607	19.7%
Utilities
	Electric
[3]	Dominion Energy Inc.	2.450%–4.900%	8/15/21–3/15/49	148,852	157,698	0.2%
	Dominion Energy South Carolina Inc.	4.600%–6.625%	2/1/32–6/1/65	70,885	93,599	0.1%
	Virginia Electric & Power Co.	3.500%–6.000%	3/15/27–5/15/37	50,200	57,305	0.1%
[3]	Electric—Other †				2,512,883	4.0%
	Natural Gas
[3]	East Ohio Gas Co.	2.000%–3.000%	6/15/30–6/15/50	33,015	30,920	0.1%
[3]	Natural Gas—Other †				276,929	0.4%
	Other Utility †				62,058	0.1%
					3,191,392	5.0%
Total Corporate Bonds (Cost $24,501,588)					26,056,997	41.0%

Wellesley Income Fund

		Market	Percentage
		Value•	of Net
		($000)	Assets
[3]Sovereign Bonds (Cost $1,307,456) †		1,359,307	2.1%
Taxable Municipal Bonds (Cost $1,608,179) †		1,827,561	2.9%

	Shares
Common Stocks
Communication Services
Comcast Corp. Class A	13,486,773	729,769	1.1%
Verizon Communications Inc.	7,619,706	443,086	0.7%

		1,172,855	1.8%
Consumer Discretionary
Home Depot Inc.	2,220,756	677,886	1.1%
McDonald’s Corp.	1,523,160	341,401	0.5%
Consumer Discretionary—Other †		157,173	0.2%

		1,176,460	1.8%
Consumer Staples
Procter & Gamble Co.	6,247,289	846,070	1.3%
Philip Morris International Inc.	6,872,604	609,875	1.0%
Mondelez International Inc. Class A	8,824,054	516,472	0.8%
PepsiCo Inc.	2,988,204	422,681	0.7%
Archer-Daniels-Midland Co.	5,941,471	338,664	0.5%
Unilever plc ADR	5,483,068	306,120	0.5%
Consumer Staples—Other †		757,382	1.2%

		3,797,264	6.0%
Energy
ConocoPhillips	8,491,714	449,806	0.7%
Pioneer Natural Resources Co.	2,225,500	353,454	0.6%
Energy—Other †		534,097	0.8%

		1,337,357	2.1%
Financials
JPMorgan Chase & Co.	6,485,008	987,213	1.6%
Bank of America Corp.	22,061,220	853,549	1.3%
MetLife Inc.	9,959,777	605,455	1.0%
Chubb Ltd.	3,072,020	485,287	0.8%
Morgan Stanley	6,115,200	474,906	0.7%
Truist Financial Corp.	7,924,162	462,137	0.7%
BlackRock Inc.	591,119	445,680	0.7%
Progressive Corp.	4,397,390	420,435	0.7%
Financials—Other †		659,103	1.0%

		5,393,765	8.5%
Health Care
Johnson & Johnson	6,770,078	1,112,662	1.8%
Pfizer Inc.	17,589,042	637,251	1.0%
Medtronic plc	4,741,248	560,084	0.9%
Eli Lilly and Co.	2,486,253	464,482	0.7%
Merck & Co. Inc.	5,050,774	389,364	0.6%
CVS Health Corp.	4,444,374	334,350	0.5%
Health Care—Other †		464,661	0.7%

		3,962,854	6.2%
Industrials
Lockheed Martin Corp.	1,270,937	469,611	0.8%
Eaton Corp. plc	3,214,741	444,534	0.7%
General Dynamics Corp.	2,217,600	402,628	0.6%

Wellesley Income Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
Raytheon Technologies Corp.			5,201,200	401,897	0.6%
Caterpillar Inc.			1,609,645	373,228	0.6%
Union Pacific Corp.			1,676,863	369,597	0.6%
Johnson Controls International plc			5,082,200	303,255	0.5%
Industrials—Other †				512,444	0.8%

				3,277,194	5.2%
Information Technology
Cisco Systems Inc.			18,120,123	936,992	1.5%
Corning Inc.			10,540,933	458,636	0.7%
Automatic Data Processing Inc.			1,623,377	305,958	0.5%
Information Technology—Other †				392,562	0.6%

				2,094,148	3.3%
Materials
LyondellBasell Industries NV Class A			2,939,030	305,806	0.5%
Materials—Other †				143,631	0.2%

				449,437	0.7%
Real Estate
Crown Castle International Corp.			2,806,858	483,145	0.8%

Utilities
Dominion Energy Inc.			4,869,418	369,881	0.6%
Sempra Energy			2,638,427	349,803	0.5%
American Electric Power Co. Inc.			3,583,537	303,526	0.5%
Exelon Corp.			6,495,094	282,783	0.4%
Utilities—Other †				653,122	1.1%

				1,959,115	3.1%
Total Common Stocks (Cost $16,645,195)				25,103,594	39.5%

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.081%		1,514,500	151,443	0.2%

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements
Bank of America Securities, LLC
(Dated 3/31/21, Repurchase
Value $60,500,000, collateralized
by Government National
Mortgage Assn., 2.500%–3.000%,
11/20/50–3/20/51, with a value
of $61,710,000)	0.010%	4/1/21	60,500	60,500	0.1%
Deutsche Bank Securities, Inc.
(Dated 3/31/21, Repurchase
Value $106,100,000, collateralized
by U.S. Treasury Note/Bond,
0.875%–2.000%,
11/15/26–11/15/30, with a
value of $108,222,000)	0.010%	4/1/21	106,100	106,100	0.2%

Wellesley Income Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
HSBC Bank USA
(Dated 3/31/21, Repurchase
Value $90,400,000, collateralized
by Federal Home Loan Mortgage
Corp., 2.500%–3.000%,
2/1/35–2/1/51, and Federal
National Mortgage Assn.,
2.000%–3.500%, 8/1/30–3/1/51,
with a value of $92,208,000)	0.005%	4/1/21	90,400	90,400	0.1%
HSBC Bank USA
(Dated 3/31/21, Repurchase
Value $26,900,000, collateralized
by U.S. Treasury Bill, 0.000%,
5/20/21, and U.S. Treasury
Note/Bond, 0.069%–5.000%,
4/30/21–5/15/37, with a value
of $27,438,000)	0.005%	4/1/21	26,900	26,900	0.0%
JP Morgan Securities LLC
(Dated 3/31/21, Repurchase
Value $41,100,000, collateralized
by U.S. Treasury Note/Bond,
2.250%, 8/15/46, with a value
of $41,922,000)	0.005%	4/1/21	41,100	41,100	0.1%
Natixis
(Dated 3/31/21, Repurchase
Value $227,500,000, collateralized
by Federal Home Loan Mortgage
Corp., 0.000%, 12/11/25, U.S.
Treasury Bill, 0.000%,
7/20/21–11/4/21, and U.S.
Treasury Note/Bond,
0.125%–4.500%,
9/30/21–8/15/50, with a value
of $232,050,000)	0.010%	4/1/21	227,500	227,500	0.4%
Nomura International plc
(Dated 3/31/21, Repurchase
Value $62,400,000, collateralized
by U.S. Treasury Bill, 0.000%,
4/22/21 and U.S. Treasury
Note/Bond, 0.075%–1.875%,
9/30/22–1/15/23, with a value
of $63,648,000)	0.010%	4/1/21	62,400	62,400	0.1%
RBC Capital Markets LLC
(Dated 3/31/21, Repurchase
Value $24,300,000, collateralized
by Federal Home Loan Mortgage
Corp., 2.000%–4.000%,
6/1/42–10/1/50, and Federal
National Mortgage Assn.,
3.500%, 2/1/46, with a value
of $24,786,000)	0.005%	4/1/21	24,300	24,300	0.0%

Wellesley Income Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
RBS Securities, Inc.
(Dated 3/31/21, Repurchase
Value $11,700,000, collateralized
by U.S. Treasury Note/Bond,
3.125%, 5/15/48, with a value
of $11,934,000)	0.005%	4/1/21	11,700	11,700	0.0%

				650,900	1.0%
U.S. Government and Agency Obligations
United States Treasury Bill	0.015%	6/24/21	500,000	499,980	0.8%
United States Treasury Bill	0.032%–0.040%	4/22/21–9/23/21	500,000	499,960	0.8%

				999,940	1.6%
Total Temporary Cash Investments (Cost $1,802,273)				1,802,283	2.8%
^Total Investments (Cost $54,031,053)				64,096,785	100.8%
Other Assets and Liabilities—Net				(536,110)	(0.8%)
Net Assets				63,560,675	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.

^	The total value of securities on loan is $145,710,000.

§	Security value determined using significant unobservable inputs.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Securities with a value of $1,473,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

2	Securities with a value of $4,948,000 have been segregated as initial margin for open futures contracts.

3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $7,427,993,000, representing 11.7% of net assets.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6	Collateral of $151,439,000 was received for securities on loan.

ADR—American Depositary Receipt.

Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2021	284	40,807	(78)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2021	(2,841)	(350,575)	741
10-Year U.S. Treasury Note	June 2021	(1,624)	(212,643)	5,504
				6,245
				6,167

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement		Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	4/16/21	USD	38,550	CAD	48,000	352	—
Goldman Sachs International	4/12/21	USD	28,505	CAD	35,660	129	—
J.P. Morgan Securities LLC	4/19/21	USD	26,910	CAD	33,627	151	—
Bank of America, N.A.	4/6/21	USD	20,070	CAD	25,000	176	—
Toronto-Dominion Bank	4/8/21	USD	20,030	CAD	25,000	137	—
UBS AG	4/9/21	USD	20,024	CAD	25,000	131	—
Toronto-Dominion Bank	4/7/21	USD	20,024	CAD	25,000	130	—
BNP Paribas	4/6/21	USD	19,985	CAD	25,000	91	—
BNP Paribas	4/15/21	USD	19,983	CAD	25,000	89	—
Citibank, N.A.	4/15/21	USD	16,064	CAD	20,000	149	—
Citibank, N.A.	4/19/21	USD	13,108	CAD	16,373	79	—
Citibank, N.A.	4/20/21	USD	13,012	CAD	16,298	42	—
						1,656	—

CAD—Canadian dollar.

USD—U.S. dollar.

At March 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $984,000 and cash of $430,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Statement of Assets and Liabilities

As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $53,879,610)	63,945,342
Affiliated Issuers (Cost $151,443)	151,443
Total Investments in Securities	64,096,785
Investment in Vanguard	2,338
Cash	245
Foreign Currency, at Value (Cost $569)	566
Receivables for Investment Securities Sold	406,908
Receivables for Accrued Income	317,758
Receivables for Capital Shares Issued	68,520
Variation Margin Receivable—Futures Contracts	794
Unrealized Appreciation—Forward Currency Contracts	1,656
Total Assets	64,895,570
Liabilities
Payables for Investment Securities Purchased	1,100,160
Collateral for Securities on Loan	151,439
Payables to Investment Advisor	10,038
Payables for Capital Shares Redeemed	71,668
Payables to Vanguard	1,590
Total Liabilities	1,334,895
Net Assets	63,560,675

At March 31, 2021, net assets consisted of:

Paid-in Capital	52,199,511
Total Distributable Earnings (Loss)	11,361,164
Net Assets	63,560,675

Investor Shares—Net Assets
Applicable to 450,174,330 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,801,434
Net Asset Value Per Share—Investor Shares	$28.44

Admiral Shares—Net Assets
Applicable to 736,912,040 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,759,241
Net Asset Value Per Share—Admiral Shares	$68.88

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Statement of Operations

Six Months Ended
March 31, 2021
($000)
Investment Income
Income
Dividends[1]	393,266
Interest	504,970
Securities Lending—Net	115
Total Income	898,351
Expenses
Investment Advisory Fees—Note B
Basic Fee	16,837
Performance Adjustment	2,771
The Vanguard Group—Note C
Management and Administrative—Investor Shares	10,098
Management and Administrative—Admiral Shares	23,713
Marketing and Distribution—Investor Shares	535
Marketing and Distribution—Admiral Shares	922
Custodian Fees	146
Shareholders' Reports—Investor Shares	46
Shareholders' Reports—Admiral Shares	78
Trustees' Fees and Expenses	20
Total Expenses	55,166
Net Investment Income	843,185
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,362,182
Futures Contracts	4,965
Forward Currency Contracts	(380)
Foreign Currencies	593
Realized Net Gain (Loss)	1,367,360
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,821,345
Futures Contracts	5,366
Forward Currency Contracts	1,656
Foreign Currencies	(408)
Change in Unrealized Appreciation (Depreciation)	1,827,959
Net Increase (Decrease) in Net Assets Resulting from Operations	4,038,504

1	Dividends are net of foreign withholding taxes of $4,178,000.
2	Realized net gain (loss) and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0 and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2021	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	843,185	1,710,723
Realized Net Gain (Loss)	1,367,360	1,183,103
Change in Unrealized Appreciation (Depreciation)	1,827,959	(128,456)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,038,504	2,765,370
Distributions
Investor Shares	(375,337)	(501,533)
Admiral Shares	(1,499,577)	(1,842,363)
Total Distributions	(1,874,914)	(2,343,896)
Capital Share Transactions
Investor Shares	103,223	(702,626)
Admiral Shares	989,811	2,628,909
Net Increase (Decrease) from Capital Share Transactions	1,093,034	1,926,283
Total Increase (Decrease)	3,256,624	2,347,757
Net Assets
Beginning of Period	60,304,051	57,956,294
End of Period	63,560,675	60,304,051

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$27.46	$27.18	$26.43	$26.66	$26.13	$24.71
Investment Operations
Net Investment Income	.372[1]	.775[1]	.803[1]	.779[1]	.769[1]	.761
Net Realized and Unrealized Gain (Loss) on Investments	1.451	.576	1.787	.086	.810	2.014
Total from Investment Operations	1.823	1.351	2.590	.865	1.579	2.775
Distributions
Dividends from Net Investment Income	(.377)	(.789)	(.799)	(.786)	(.780)	(.746)
Distributions from Realized Capital Gains	(.466)	(.282)	(1.041)	(.309)	(.269)	(.609)
Total Distributions	(.843)	(1.071)	(1.840)	(1.095)	(1.049)	(1.355)
Net Asset Value, End of Period	$28.44	$27.46	$27.18	$26.43	$26.66	$26.13

Total Return[2]	6.69%	5.19%	10.54%	3.28%	6.22%	11.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,801	$12,260	$12,864	$12,398	$14,220	$14,175
Ratio of Total Expenses to Average Net Assets[3]	0.23%	0.23%	0.23%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.86%	3.08%	2.93%	2.95%	3.02%
Portfolio Turnover Rate[4]	23%	53%	28%	36%	22%	31%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.00%, (0.00%), and 0.00%.
4	Includes 3%, 7%, 2%, 4%, 1%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$66.51	$65.85	$64.03	$64.57	$63.30	$59.87
Investment Operations
Net Investment Income	.926[1]	1.923[1]	1.990[1]	1.934[1]	1.908[1]	1.887
Net Realized and Unrealized Gain (Loss) on Investments	3.510	1.379	4.331	.226	1.945	4.868
Total from Investment Operations	4.436	3.302	6.321	2.160	3.853	6.755
Distributions
Dividends from Net Investment Income	(.937)	(1.959)	(1.979)	(1.951)	(1.932)	(1.850)
Distributions from Realized Capital Gains	(1.129)	(.683)	(2.522)	(.749)	(.651)	(1.475)
Total Distributions	(2.066)	(2.642)	(4.501)	(2.700)	(2.583)	(3.325)
Net Asset Value, End of Period	$68.88	$66.51	$65.85	$64.03	$64.57	$63.30

Total Return[2]	6.72%	5.24%	10.62%	3.38%	6.27%	11.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,759	$48,044	$45,092	$40,756	$39,974	$35,678
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.16%	0.16%	0.16%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.93%	3.15%	3.00%	3.02%	3.09%
Portfolio Turnover Rate[4]	23%	53%	28%	36%	22%	31%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.00%, (0.00%), and 0.00%.
4	Includes 3%, 7%, 2%, 4%, 1%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Notes to Financial Statements

Vanguard Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund's investments are in corporate debt instruments; the issuers' ability to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the

Wellesley Income Fund

possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended March 31, 2021, the fund's average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended March 31, 2021, the fund's average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Wellesley Income Fund

5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

6. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

7. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Wellesley Income Fund

8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund's tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund's tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund's financial statements.

9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund's regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

Wellesley Income Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund's investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in investment income are recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to a combined index comprising the Bloomberg Barclays U.S. Credit A or Better Bond Index and the FTSE High Dividend Yield Index for the preceding three years. For the six months ended March 31, 2021, the investment advisory fee represented an effective annual basic rate of 0.05% of the fund's average net assets, before an increase of $2,771,000 (0.01%) based on performance.

C.  In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Wellesley Income Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $2,338,000, representing less than 0.01% of the fund's net assets and 0.94% of Vanguard’s capital received pursuant to the FSA. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,599,383	—	6,599,383
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,315,460	32,200	1,347,660
Corporate Bonds	—	26,056,997	—	26,056,997
Sovereign Bonds	—	1,359,307	—	1,359,307
Taxable Municipal Bonds	—	1,827,561	—	1,827,561
Common Stocks	24,898,317	205,277	—	25,103,594
Temporary Cash Investments	151,443	1,650,840	—	1,802,283
Total	25,049,760	39,014,825	32,200	64,096,785
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,245	—	—	6,245
Forward Currency Contracts	—	1,656	—	1,656
Total	6,245	1,656	—	7,901
Liabilities
Futures Contracts[1]	78	—	—	78
Total	78	—	—	78

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Wellesley Income Fund

E. At March 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Unrealized Appreciation—Futures Contracts[1]	6,245	—	6,245
Unrealized Appreciation—Forward Currency Contracts	—	1,656	1,656
Total Assets	6,245	1,656	7,901

Unrealized Depreciation—Futures Contracts[1]	78	—	78
Total Liabilities	78	—	78

1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2021, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	4,965	—	4,965
Forward Currency Contracts	—	(380)	(380)
Realized Net Gain (Loss) on Derivatives	4,965	(380)	4,585

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	5,366	—	5,366
Forward Currency Contracts	—	1,656	1,656
Change in Unrealized Appreciation (Depreciation) on Derivatives	5,366	1,656	7,022

F. As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	54,060,696
Gross Unrealized Appreciation	10,553,662
Gross Unrealized Depreciation	(509,750)
Net Unrealized Appreciation (Depreciation)	10,043,912

G. During the six months ended March 31, 2021, the fund purchased $6,545,964,000 of investment securities and sold $9,856,545,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,357,702,000 and $4,689,993,000, respectively.

Wellesley Income Fund

H. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	March 31, 2021		September 30, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,195,724	42,284	2,619,685	96,662
Issued in Lieu of Cash Distributions	348,878	12,399	464,104	17,599
Redeemed	(1,441,379)	(51,017)	(3,786,415)	(141,001)
Net Increase (Decrease)—Investor Shares	103,223	3,666	(702,626)	(26,740)
Admiral Shares
Issued	3,978,851	58,123	9,156,581	139,203
Issued in Lieu of Cash Distributions	1,322,808	19,410	1,608,786	25,178
Redeemed	(4,311,848)	(62,991)	(8,136,458)	(126,832)
Net Increase (Decrease)—Admiral Shares	989,811	14,542	2,628,909	37,549

I. Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Wellesley Income Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Wellesley Income Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Credit A or Better Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Wellesley Income Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Wellesley Income Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Wellesley Income Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Wellesley Income Fund or the owners of the Wellesley Income Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Wellesley Income Fund. Investors acquire the Wellesley Income Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Wellesley Income Fund. The Wellesley Income Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Wellesley Income Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Wellesley Income Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Wellesley Income Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Wellesley Income Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Wellesley Income Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Wellesley Income Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Wellesley Income Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE WELLESLEY INCOME FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2021 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q272 052021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.4%)
U.S. Government Securities (9.0%)
	United States Treasury Note/Bond	0.125%	5/15/23	105,440	105,308
	United States Treasury Note/Bond	0.250%	11/15/23	80,000	79,950
	United States Treasury Note/Bond	0.125%	1/15/24	93,770	93,286
	United States Treasury Note/Bond	0.125%	2/15/24	151,210	150,383
	United States Treasury Note/Bond	0.250%	3/15/24	100,000	99,734
1	United States Treasury Note/Bond	0.250%	5/31/25	637,000	624,757
	United States Treasury Note/Bond	0.250%	7/31/25	548,245	536,167
	United States Treasury Note/Bond	0.250%	8/31/25	154,990	151,357
	United States Treasury Note/Bond	0.250%	10/31/25	601,000	585,224
1	United States Treasury Note/Bond	0.375%	1/31/26	951,875	928,230
	United States Treasury Note/Bond	1.500%	2/15/30	251,855	248,825
	United States Treasury Note/Bond	0.625%	5/15/30	293,880	267,522
	United States Treasury Note/Bond	0.625%	8/15/30	100,000	90,625
	United States Treasury Note/Bond	0.875%	11/15/30	218,495	202,108
	United States Treasury Note/Bond	1.125%	2/15/31	230,245	217,545
	United States Treasury Note/Bond	1.125%	8/15/40	270,375	220,018
	United States Treasury Note/Bond	1.875%	2/15/41	446,450	415,757
	United States Treasury Note/Bond	3.625%	2/15/44	13,285	16,340
2	United States Treasury Note/Bond	1.250%	5/15/50	38,135	28,822
	United States Treasury Note/Bond	1.625%	11/15/50	386,040	321,980
	United States Treasury Note/Bond	1.875%	2/15/51	361,355	320,703
					5,704,641
Agency Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	27,126

Conventional Mortgage-Backed Securities (0.6%)
3,4	Fannie Mae Pool	1.770%	1/1/36	21,828	20,804
3,4	Fannie Mae Pool	2.500%	8/1/27–4/1/38	42,671	44,284
3,4	Fannie Mae Pool	3.070%	2/1/25	11,700	12,576
3,4	Freddie Mac Gold Pool	4.000%	7/1/33	3	3
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	19	24
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	1,745	1,949
¤,3,4	UMBS Pool	1.500%	4/1/36–5/1/36	280,390	281,332
					360,972
Nonconventional Mortgage-Backed Securities (0.8%)
3,4	Fannie Mae REMICS	1.250%	2/25/28	15,877	15,995
3,4	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	18,342	18,527
3,4	Fannie Mae REMICS	1.700%	6/25/43	3,301	3,350
3,4	Fannie Mae REMICS	2.000%	5/25/39–6/25/44	10,473	10,752
3,4	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	78,208	80,784
3,4	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	205,908	219,903
3,4	Fannie Mae REMICS	4.000%	5/25/31–7/25/53	12,077	12,966
3,4	Freddie Mac REMICS	1.500%	10/15/42	8,850	8,898
3,4	Freddie Mac REMICS	1.750%	3/15/41	11,058	11,270
3,4	Freddie Mac REMICS	2.000%	7/15/31–9/15/31	24,356	24,899
3,4	Freddie Mac REMICS	2.500%	9/15/32	2,658	2,721
3,4	Freddie Mac REMICS	3.000%	12/15/39–5/15/46	31,274	32,649
3,4	Freddie Mac REMICS	3.500%	3/15/31	2,332	2,511
3,4	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	47,687	51,548
3	Ginnie Mae REMICS	1.700%	10/20/45	5,275	5,323
3	Ginnie Mae REMICS	1.800%	5/20/41	4,535	4,548
					506,644
Total U.S. Government and Agency Obligations (Cost $6,827,024)					6,599,383
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
3,5	Aaset 2019-1 Trust	3.844%	5/15/39	12,979	12,878
3,5	Affirm Asset Securitization Trust 2021-A	0.880%	8/15/25	6,845	6,850
3,5,6	ALM Ltd., 3M USD LIBOR + 1.120%	1.331%	4/15/36	26,855	26,822
5	American Tower Trust I	3.070%	3/15/23	32,900	33,315
3,5	Angel Oak Mortgage Trust 2019-5	2.593%	10/25/49	7,974	8,068
3,5	Angel Oak Mortgage Trust 2019-6	2.620%	11/25/59	19,711	20,039

 1

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
3,5	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	3,904	3,998
3,5	Angel Oak Mortgage Trust LLC	2.993%	7/26/49	15,010	15,155
§,3,5,6	Apidos CLO XXXV, 3M USD LIBOR + 1.050%	1.270%	4/20/34	22,200	22,200
3,5,6	Atlas Senior Loan Fund X Ltd., 3M USD LIBOR + 1.090%	1.331%	1/15/31	7,273	7,261
3,5,6	Atlas Senior Loan Fund XI Ltd., 3M USD LIBOR + 1.100%	1.315%	7/26/31	10,000	9,982
3,5,6	Avery Point IV CLO Ltd., 3M USD LIBOR + 1.100%	1.318%	4/25/26	391	391
5	Bank of Montreal	2.500%	1/11/22	122,300	124,377
3,5	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	2,151	2,168
3,5	Castlelake Aircraft Securitization Trust 2019-1	3.967%	4/15/39	23,804	23,756
§,3,5,6	Cent CLO 21 Ltd., 3M USD LIBOR + 0.970%	1.135%	7/27/30	10,000	10,000
3,5,6	Cent CLO, 3M USD LIBOR + 1.150%	1.368%	10/25/28	16,823	16,823
3,5,6	Cent CLO, 3M USD LIBOR + 1.200%	1.347%	4/20/34	27,105	27,001
3,5	CF Hippolyta LLC	1.530%	3/15/61	26,300	26,204
3,5	Chesapeake Funding II LLC	3.390%	1/15/31	15,575	15,882
3,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	12,427	12,516
3,5	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	8,330	8,415
3,5	COLT 2020-1 Mortgage Loan Trust	2.488%	2/25/50	11,605	11,713
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,466
3,5	DB Master Finance LLC	3.787%	5/20/49	14,918	15,151
3,5	DB Master Finance LLC	4.021%	5/20/49	13,327	13,984
3,5	Deephaven Residential Mortgage Trust 2019-2	3.558%	4/25/59	5,421	5,458
5	DNB Boligkreditt AS	2.500%	3/28/22	24,355	24,885
3,5	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,225	3,255
3,5	Enterprise Fleet Financing LLC	2.290%	2/20/25	19,773	20,055
3,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	562	563
3,5	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	5,691	5,737
3,5	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	10,768	10,909
3,5	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	14,495	14,680
3,4,6	Fannie Mae Connecticut Avenue Securities, 1M USD LIBOR + 5.900%	6.009%	10/25/28	5,333	5,604
3,4	Freddie Mac Multifamily Structured Pass Through Certificates K1513	2.797%	8/25/34	7,552	7,944
3,4	Freddie Mac Multifamily Structured Pass Through Certificates	3.750%	8/25/25	10,785	11,906
3,4	Freddie Mac Multifamily Structured Pass Through Certificates	3.059%	4/25/34	7,200	7,764
3,5	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	14,695	14,821
3,5	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	10,339	10,328
3,5	Horizon Aircraft Finance Ltd.	3.425%	11/15/39	10,374	10,242
3,5,6	Life 2021-BMR Mortgage Trust, 1M USD LIBOR + 0.700%	0.806%	3/15/38	9,885	9,891
3,5	MACH 1 Cayman 2019-1 Ltd.	3.474%	10/15/39	10,920	10,987
3,5,6	Madison Park Funding Ltd., 3M USD LIBOR + 1.140%	0.000%	4/19/34	18,850	18,916
3,5,6	Madison Park Funding XIII Ltd., 3M USD LIBOR + 0.950%	1.173%	4/19/30	34,150	34,134
3,5,6	Madison Park Funding XXX Ltd., 3M USD LIBOR + 0.750%	0.991%	4/15/29	17,375	17,366
3,5,6	Magnetite VII Ltd., 3M USD LIBOR + 0.800%	1.041%	1/15/28	31,727	31,715
3,5	MAPS Ltd.	4.458%	3/15/44	5,742	5,814
3,5,6	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	0.601%	7/21/24	36,965	37,037
3,5	Mercury Financial Credit Card Master Trust	1.540%	3/20/26	36,145	36,150
3,5,6	Milos CLO Ltd., 3M USD LIBOR + 1.070%	1.294%	10/20/30	33,000	33,041
3,5	MMAF Equipment Finance LLC 2019-B	2.010%	12/12/24	26,615	27,342
5	National Australia Bank Ltd.	2.400%	12/7/21	75,600	76,672
3,5	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	16,361	16,478
3,5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	1,125	1,127
3,5	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	29,929	29,932
3,5	Santander Retail Auto Lease Trust 2019-B	2.300%	1/20/23	11,435	11,589
3,4	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	42,605	46,105

 2

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
3,5	Securitized Term Auto Receivables Trust 2018-2	3.325%	8/25/22	5,150	5,180
3,5	SFAVE Commercial Mortgage Securities Trust 2015-5AVE	4.144%	1/5/43	22,000	20,682
3,5	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	1,948	1,954
3,5	SoFi Consumer Loan Program 2020-1 Trust	2.020%	1/25/29	9,233	9,307
3,5,6	Sound Point Clo XX Ltd., 3M USD LIBOR + 1.100%	1.315%	7/26/31	22,430	22,387
3,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	5,250	5,275
3,5	Start III Ltd.	3.536%	11/15/44	952	939
3,5	START Ireland	4.089%	3/15/44	11,981	11,970
3,5,6	Symphony CLO XIV Ltd., 3M USD LIBOR + 0.950%	1.184%	7/14/26	23,888	23,863
5	Toronto-Dominion Bank	2.500%	1/18/22	77,500	78,855
3,5	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	544	547
3	Utility Debt Securitization Authority Series 2013T	3.435%	12/15/25	6,775	7,010
3,5	Vantage Data Centers LLC	1.645%	9/15/45	32,830	32,166
3,5	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	8,902	9,272
3,5	Verus Securitization Trust 2019-2	3.211%	5/25/59	7,228	7,245
3,5,6	Voya CLO 2014-1 Ltd., 3M USD LIBOR + 0.990%	1.213%	4/18/31	16,596	16,596
3,5	Westlake Automobile Receivables Trust	2.150%	2/15/23	4,530	4,550
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,339,338)					1,347,660
Corporate Bonds (41.0%)
Finance (16.3%)
	Banking (12.6%)
	American Express Credit Corp.	2.700%	3/3/22	83,055	84,730
5	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	23,805	22,332
	Banco Santander SA	3.125%	2/23/23	28,600	29,906
	Banco Santander SA	3.848%	4/12/23	17,000	18,051
	Banco Santander SA	1.849%	3/25/26	66,600	66,284
	Banco Santander SA	2.749%	12/3/30	16,800	15,965
	Bank of America Corp.	3.300%	1/11/23	18,875	19,833
3	Bank of America Corp.	2.816%	7/21/23	60,600	62,414
	Bank of America Corp.	4.125%	1/22/24	7,500	8,201
	Bank of America Corp.	4.000%	1/22/25	26,225	28,714
3	Bank of America Corp.	3.559%	4/23/27	54,370	58,990
3	Bank of America Corp.	3.593%	7/21/28	37,995	41,283
3	Bank of America Corp.	3.419%	12/20/28	48,603	52,070
3	Bank of America Corp.	4.271%	7/23/29	72,640	81,822
3	Bank of America Corp.	3.974%	2/7/30	69,430	76,601
3	Bank of America Corp.	3.194%	7/23/30	33,250	34,872
3	Bank of America Corp.	2.496%	2/13/31	99,085	97,842
	Bank of America Corp.	6.110%	1/29/37	30,000	39,295
	Bank of America Corp.	5.875%	2/7/42	8,770	11,900
	Bank of America Corp.	5.000%	1/21/44	24,180	29,638
3	Bank of America Corp.	3.946%	1/23/49	5,290	5,798
3	Bank of America Corp.	4.330%	3/15/50	59,475	68,592
	Bank of Montreal	3.100%	4/13/21	46,940	46,971
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	33,989
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	24,303
6	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.262%	10/30/23	43,060	43,646
7	Bank of Nova Scotia	0.000%	4/5/21	50,000	39,786
7	Bank of Nova Scotia	0.000%	4/7/21	25,000	19,893
7	Bank of Nova Scotia	0.000%	4/8/21	25,000	19,893
7	Bank of Nova Scotia	0.000%	4/9/21	25,000	19,893
7	Bank of Nova Scotia	0.000%	4/15/21	25,000	19,892
	Bank of Nova Scotia	2.800%	7/21/21	58,100	58,519
	Bank of Nova Scotia	2.700%	8/3/26	60,225	63,569
	Bank One Corp.	7.750%	7/15/25	25,000	31,436
3	Barclays plc	3.932%	5/7/25	52,770	56,813
	Barclays plc	2.667%	3/10/32	52,470	50,912
6	Barclays plc, 3M USD LIBOR + 1.380%	1.574%	5/16/24	36,710	37,217
5	BNP Paribas SA	2.950%	5/23/22	4,365	4,487
	BNP Paribas SA	3.250%	3/3/23	4,190	4,411

 3

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	BNP Paribas SA	3.800%	1/10/24	56,070	60,353
5	BNP Paribas SA	3.375%	1/9/25	61,070	65,467
3,5	BNP Paribas SA	2.819%	11/19/25	44,480	46,781
5	BNP Paribas SA	1.323%	1/13/27	20,420	19,977
5	BNP Paribas SA	3.500%	11/16/27	74,220	80,198
5	BPCE SA	5.700%	10/22/23	10,670	11,878
	BPCE SA	4.000%	4/15/24	25,885	28,330
5	BPCE SA	5.150%	7/21/24	37,185	41,468
5	BPCE SA	3.500%	10/23/27	64,900	70,027
5	BPCE SA	2.700%	10/1/29	48,550	49,342
6	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	0.910%	6/16/22	57,790	58,226
	Capital One Financial Corp.	4.750%	7/15/21	36,165	36,572
	Capital One Financial Corp.	3.750%	4/24/24	60,945	65,782
	Capital One Financial Corp.	3.200%	2/5/25	9,055	9,646
	Citigroup Inc.	4.500%	1/14/22	30,140	31,119
	Citigroup Inc.	4.125%	7/25/28	45,085	49,883
3	Citigroup Inc.	3.520%	10/27/28	72,260	78,158
	Citigroup Inc.	6.625%	6/15/32	9,000	11,831
3	Citigroup Inc.	3.878%	1/24/39	37,225	40,306
	Citigroup Inc.	5.875%	1/30/42	7,460	10,121
	Citigroup Inc.	5.300%	5/6/44	12,142	15,295
	Comerica Bank	2.500%	7/23/24	26,085	27,543
5	Commonwealth Bank of Australia	2.688%	3/11/31	79,335	76,987
5	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	48,811
5	Credit Agricole SA	3.750%	4/24/23	31,690	33,660
5	Credit Agricole SA	3.250%	10/4/24	79,590	85,408
	Credit Suisse AG	3.000%	10/29/21	53,710	54,447
	Credit Suisse AG	3.625%	9/9/24	3,955	4,277
5	Credit Suisse Group AG	3.574%	1/9/23	40,835	41,748
3,5	Credit Suisse Group AG	4.207%	6/12/24	12,285	13,114
3,5	Credit Suisse Group AG	2.593%	9/11/25	33,940	35,174
5	Credit Suisse Group AG	1.305%	2/2/27	35,345	34,035
3,5	Credit Suisse Group AG	3.869%	1/12/29	11,050	11,854
5,6	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.424%	6/12/24	24,825	25,076
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	45,685	47,659
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	57,400	61,728
5	Danske Bank A/S	2.000%	9/8/21	41,970	42,269
5	Danske Bank A/S	5.000%	1/12/22	20,770	21,433
5	Danske Bank A/S	3.875%	9/12/23	45,515	48,733
5	Danske Bank A/S	5.375%	1/12/24	27,035	30,073
5	Danske Bank A/S	1.621%	9/11/26	30,135	29,818
	Deutsche Bank AG	4.250%	10/14/21	20,815	21,204
	Fifth Third Bancorp	2.550%	5/5/27	9,850	10,217
	Fifth Third Bank	3.850%	3/15/26	29,295	32,174
	Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	71,217
	Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	70,016
3	Goldman Sachs Group Inc.	2.876%	10/31/22	65,405	66,278
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	8,140
	Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	17,973
3	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	47,418
	Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	14,493
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	52,027
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	40,039
	Goldman Sachs Group Inc.	1.431%	3/9/27	76,670	76,054
3	Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	15,851
3	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	79,502
3	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	61,325
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,710	21,723
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	29,361
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	24,379
3	HSBC Holdings plc	3.262%	3/13/23	25,625	26,270
	HSBC Holdings plc	3.600%	5/25/23	56,130	59,732
	HSBC Holdings plc	3.900%	5/25/26	7,915	8,728

 4

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	1.589%	5/24/27	27,800	27,258
3	HSBC Holdings plc	4.041%	3/13/28	27,520	30,076
3	HSBC Holdings plc	4.583%	6/19/29	40,190	45,082
3	HSBC Holdings plc	2.357%	8/18/31	62,305	59,620
	HSBC Holdings plc	7.625%	5/17/32	15,800	21,838
	HSBC Holdings plc	6.500%	5/2/36	22,000	28,846
	HSBC Holdings plc	6.100%	1/14/42	43,680	59,855
	HSBC Holdings plc	5.250%	3/14/44	5,795	7,065
6	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.189%	5/18/24	26,495	26,776
	HSBC USA Inc.	3.500%	6/23/24	18,355	19,843
	ING Groep NV	3.150%	3/29/22	13,170	13,533
	ING Groep NV	3.950%	3/29/27	33,605	37,379
	ING Groep NV	1.726%	4/1/27	33,125	33,135
	JPMorgan Chase & Co.	3.375%	5/1/23	36,370	38,507
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	12,207
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	12,729
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	29,011
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	79,786
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	27,309
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	10,458
3	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	45,776
3	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	20,592
	JPMorgan Chase & Co.	1.953%	2/4/32	37,965	35,865
3	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	37,895
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	93,102
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	21,454
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	17,892
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	15,071
3	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	176,275
3	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	37,812
3,5	Macquarie Group Ltd.	4.150%	3/27/24	50,725	54,141
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	21,445
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	64,285	66,059
	Morgan Stanley	2.500%	4/21/21	30,630	30,661
	Morgan Stanley	2.625%	11/17/21	30,200	30,653
	Morgan Stanley	2.750%	5/19/22	63,830	65,570
	Morgan Stanley	3.750%	2/25/23	23,000	24,378
	Morgan Stanley	3.875%	4/29/24	22,050	24,007
3	Morgan Stanley	2.720%	7/22/25	51,520	54,234
	Morgan Stanley	4.000%	7/23/25	20,805	23,129
	Morgan Stanley	3.125%	7/27/26	36,950	39,760
	Morgan Stanley	4.350%	9/8/26	15,000	16,951
	Morgan Stanley	3.625%	1/20/27	31,000	34,029
3	Morgan Stanley	3.772%	1/24/29	56,830	61,956
3	Morgan Stanley	2.699%	1/22/31	72,345	73,694
	Morgan Stanley	7.250%	4/1/32	51,100	71,721
	Morgan Stanley	4.300%	1/27/45	24,705	29,043
5	National Australia Bank Ltd.	2.332%	8/21/30	83,980	79,587
3,5	Nationwide Building Society	3.622%	4/26/23	22,755	23,436
5	NBK SPC Ltd.	2.750%	5/30/22	56,875	58,081
	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	45,185
	PNC Bank NA	3.300%	10/30/24	14,645	15,932
	PNC Bank NA	2.950%	2/23/25	34,775	37,096
	PNC Bank NA	3.100%	10/25/27	42,485	45,857
	PNC Bank NA	3.250%	1/22/28	60,960	65,783
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	43,705
	PNC Financial Services Group Inc.	2.550%	1/22/30	52,980	53,686
7	Royal Bank of Canada	0.000%	4/16/21	48,000	38,193
7	Royal Bank of Canada	0.000%	4/19/21	50,000	39,784
	Royal Bank of Canada	2.750%	2/1/22	44,630	45,523
	Santander Holdings USA Inc.	3.700%	3/28/22	28,405	29,160
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	27,223
5	Societe Generale SA	3.250%	1/12/22	38,965	39,829
3,5	Standard Chartered plc	2.744%	9/10/22	42,655	43,035

 5

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Standard Chartered plc	1.214%	3/23/25	12,545	12,553
3	State Street Corp.	2.653%	5/15/23	31,280	32,066
5	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	100,340	100,251
	Svenska Handelsbanken AB	1.875%	9/7/21	37,750	37,983
	Synchrony Bank	3.650%	5/24/21	46,290	46,383
7	Toronto-Dominion Bank	0.000%	4/20/21	16,298	12,968
	Truist Bank	2.625%	1/15/22	22,740	23,130
	Truist Bank	3.300%	5/15/26	11,955	12,938
	Truist Financial Corp.	3.200%	9/3/21	25,210	25,462
	Truist Financial Corp.	2.200%	3/16/23	60,000	61,996
	Truist Financial Corp.	3.700%	6/5/25	48,000	52,513
	Truist Financial Corp.	1.950%	6/5/30	33,005	31,913
3,5	UBS Group AG	3.126%	8/13/30	18,240	19,075
5	UBS Group AG	2.095%	2/11/32	25,345	24,037
5	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	59,014
5	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	46,000	46,880
	US Bancorp	2.625%	1/24/22	47,510	48,340
	US Bancorp	3.700%	1/30/24	39,005	42,251
	US Bancorp	2.375%	7/22/26	45,000	46,878
	Wachovia Corp.	6.605%	10/1/25	15,000	18,030
	Wells Fargo & Co.	3.500%	3/8/22	9,151	9,426
	Wells Fargo & Co.	3.450%	2/13/23	39,400	41,511
	Wells Fargo & Co.	4.480%	1/16/24	34,444	37,928
	Wells Fargo & Co.	3.750%	1/24/24	30,455	32,939
	Wells Fargo & Co.	3.000%	2/19/25	28,660	30,432
	Wells Fargo & Co.	3.550%	9/29/25	27,170	29,562
	Wells Fargo & Co.	3.000%	4/22/26	36,830	39,281
	Wells Fargo & Co.	4.100%	6/3/26	45,700	50,694
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,862
3	Wells Fargo & Co.	3.196%	6/17/27	57,145	61,086
3	Wells Fargo & Co.	2.879%	10/30/30	28,045	28,898
3	Wells Fargo & Co.	2.572%	2/11/31	98,745	99,652
	Wells Fargo & Co.	5.606%	1/15/44	28,551	36,177
	Wells Fargo & Co.	4.650%	11/4/44	20,735	23,880
	Wells Fargo & Co.	4.900%	11/17/45	16,060	19,202
	Wells Fargo & Co.	4.400%	6/14/46	36,200	40,266
	Wells Fargo & Co.	4.750%	12/7/46	38,790	45,828

	Brokerage (0.6%)
	Charles Schwab Corp.	0.750%	3/18/24	58,465	58,755
	Charles Schwab Corp.	3.200%	3/2/27	19,790	21,478
	Charles Schwab Corp.	2.000%	3/20/28	45,325	45,542
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	5,639
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,095	17,794
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	24,555
5	LSEGA Financing plc	1.375%	4/6/26	77,795	76,993
5	LSEGA Financing plc	2.000%	4/6/28	63,125	62,166
5	LSEGA Financing plc	2.500%	4/6/31	38,890	38,442

	Finance Companies (0.1%)
5	GA Global Funding Trust	1.000%	4/8/24	36,170	36,129
5	USAA Capital Corp.	2.125%	5/1/30	3,735	3,660

	Insurance (2.7%)
	Aetna Inc.	2.800%	6/15/23	32,080	33,461
5	AIA Group Ltd.	3.600%	4/9/29	49,000	52,728
5	AIA Group Ltd.	3.375%	4/7/30	12,795	13,624
5	AIG Global Funding	2.700%	12/15/21	41,815	42,441
	American International Group Inc.	4.250%	3/15/29	33,365	37,434
	American International Group Inc.	4.500%	7/16/44	6,714	7,640
	American International Group Inc.	4.750%	4/1/48	4,455	5,329
	Anthem Inc.	3.700%	8/15/21	25,635	25,735
	Anthem Inc.	3.300%	1/15/23	20,000	20,988
	Anthem Inc.	3.650%	12/1/27	13,150	14,476
	Anthem Inc.	4.101%	3/1/28	42,145	46,933
	Anthem Inc.	2.550%	3/15/31	38,225	38,082

 6

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	4.650%	8/15/44	3,181	3,693
	Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	25,683
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	21,884
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	13,362
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	29,230
5	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	15,273
5	Equitable Financial Life Global Funding	1.400%	8/27/27	18,950	18,291
5	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	29,594
5	Five Corners Funding Trust	4.419%	11/15/23	5,320	5,832
5	Guardian Life Global Funding	2.000%	4/26/21	12,825	12,838
5	Jackson National Life Global Funding	3.250%	1/30/24	48,955	52,231
5	Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,814
5	Liberty Mutual Group Inc.	4.569%	2/1/29	9,217	10,628
5	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,269
	Loews Corp.	2.625%	5/15/23	14,100	14,656
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	25,329
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,400	13,208
5	MassMutual Global Funding II	2.000%	4/15/21	42,188	42,209
	MetLife Inc.	3.600%	4/10/24	28,000	30,402
	MetLife Inc.	4.125%	8/13/42	5,300	5,964
	MetLife Inc.	4.875%	11/13/43	17,500	22,009
5	Metropolitan Life Global Funding I	3.450%	10/9/21	28,465	28,931
5	Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	14,333
5	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	32,909
5	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	46,407
5	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	31,294
5	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	48,253
5	Nationwide Mutual Insurance Co.	4.350%	4/30/50	56,290	59,225
5	New York Life Global Funding	2.900%	1/17/24	58,670	62,410
5	New York Life Insurance Co.	5.875%	5/15/33	44,785	57,081
5	New York Life Insurance Co.	3.750%	5/15/50	17,810	18,780
5	New York Life Insurance Co.	4.450%	5/15/69	14,535	16,844
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	25,653
5	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	9,141
5	Principal Financial Global Funding LLC	2.500%	9/16/29	45,000	45,441
	Prudential Financial Inc.	3.000%	3/10/40	8,200	8,006
	Prudential plc	3.125%	4/14/30	21,325	22,475
5	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	21,990	26,927
5	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	47,780
	UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,389
	UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,563
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	15,395
	UnitedHealth Group Inc.	3.850%	6/15/28	34,260	38,390
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	11,046
	UnitedHealth Group Inc.	4.625%	7/15/35	9,285	11,210
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	29,392
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	12,515
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	43,494
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	36,414
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	15,426
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	9,710
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	14,552
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	5,889
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	43,372
	UnitedHealth Group Inc.	2.900%	5/15/50	36,364	35,175
	UnitedHealth Group Inc.	3.875%	8/15/59	4,060	4,469
	UnitedHealth Group Inc.	3.125%	5/15/60	12,840	12,439
	Willis North America Inc.	2.950%	9/15/29	6,870	7,094

	Real Estate Investment Trusts (0.3%)
	Boston Properties LP	3.125%	9/1/23	13,520	14,224
	Boston Properties LP	3.800%	2/1/24	1,780	1,916
	Healthpeak Properties Inc.	3.000%	1/15/30	30,600	31,439
	Realty Income Corp.	3.250%	1/15/31	19,405	20,419

 7

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Scentre Management Ltd / RE1 Ltd	4.375%	5/28/30	28,670	31,645
	Simon Property Group LP	3.750%	2/1/24	6,645	7,151
	Simon Property Group LP	3.375%	10/1/24	20,470	21,983
	Simon Property Group LP	2.450%	9/13/29	38,350	37,974
	VEREIT Operating Partnership LP	3.400%	1/15/28	8,845	9,344
	VEREIT Operating Partnership LP	2.200%	6/15/28	25,855	25,367
	VEREIT Operating Partnership LP	2.850%	12/15/32	19,565	18,940
					10,336,998
Industrial (19.7%)
	Basic Industry (0.1%)
5	Air Liquide Finance SA	2.250%	9/27/23	21,000	21,761
5	Air Liquide Finance SA	2.500%	9/27/26	16,815	17,575
	International Paper Co.	4.350%	8/15/48	43,570	50,326

	Capital Goods (1.6%)
5	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	28,576
5	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	32,748
5	BAE Systems plc	3.400%	4/15/30	9,390	9,971
	Boeing Co.	1.433%	2/4/24	57,715	57,762
	Boeing Co.	2.700%	2/1/27	16,380	16,604
	Carrier Global Corp.	2.722%	2/15/30	15,103	15,226
	Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	41,161
	Caterpillar Inc.	3.900%	5/27/21	16,635	16,723
	Caterpillar Inc.	3.400%	5/15/24	19,475	21,012
	Caterpillar Inc.	5.200%	5/27/41	19,770	25,573
	Eaton Corp.	6.500%	6/1/25	10,000	11,808
	Illinois Tool Works Inc.	3.500%	3/1/24	42,775	46,111
	John Deere Capital Corp.	2.800%	1/27/23	8,000	8,346
	John Deere Capital Corp.	3.350%	6/12/24	9,000	9,748
	John Deere Capital Corp.	3.450%	3/13/25	43,560	47,623
	Johnson Controls International plc	3.750%	12/1/21	596	606
	Lockheed Martin Corp.	2.900%	3/1/25	26,840	28,587
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,472
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	8,086
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	8,247
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	15,082
	Lockheed Martin Corp.	2.800%	6/15/50	10,925	10,311
	Lockheed Martin Corp.	4.090%	9/15/52	4,609	5,342
	Otis Worldwide Corp.	2.565%	2/15/30	8,155	8,209
	Otis Worldwide Corp.	3.112%	2/15/40	16,205	15,986
	Otis Worldwide Corp.	3.362%	2/15/50	29,445	28,814
	Parker-Hannifin Corp.	3.250%	6/14/29	9,065	9,670
	Parker-Hannifin Corp.	4.450%	11/21/44	14,290	16,597
	Raytheon Technologies Corp.	4.125%	11/16/28	32,800	36,918
	Raytheon Technologies Corp.	4.450%	11/16/38	9,050	10,489
	Raytheon Technologies Corp.	4.500%	6/1/42	34,249	40,014
	Raytheon Technologies Corp.	3.750%	11/1/46	5,891	6,206
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	62,584
5	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	66,478
5	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	21,840	21,397
5	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	38,245	37,255
5	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	48,130
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,040	29,975
	Teledyne Technologies Inc.	2.250%	4/1/28	40,240	40,057
	Teledyne Technologies Inc.	2.750%	4/1/31	44,340	44,036

	Communication (3.4%)
	America Movil SAB de CV	3.125%	7/16/22	66,820	68,821
	America Movil SAB de CV	3.625%	4/22/29	25,600	27,445
	America Movil SAB de CV	6.125%	3/30/40	10,010	13,572
	American Tower Corp.	4.700%	3/15/22	2,905	3,021
	American Tower Corp.	5.000%	2/15/24	8,641	9,617
	American Tower Corp.	4.400%	2/15/26	7,300	8,206
	American Tower Corp.	3.800%	8/15/29	32,261	34,840
	AT&T Inc.	2.750%	6/1/31	61,900	61,491

 8

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.650%	6/1/51	3,619	3,493
5	AT&T Inc.	3.500%	9/15/53	33,465	30,810
	AT&T Inc.	3.850%	6/1/60	13,336	12,751
5	British Telecommunications plc	3.250%	11/8/29	31,785	33,248
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	3,820	4,435
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	3,208	3,574
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	4,171	4,421
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	18,670	17,486
	Comcast Corp.	3.000%	2/1/24	37,150	39,638
	Comcast Corp.	3.600%	3/1/24	60,515	65,785
	Comcast Corp.	3.375%	2/15/25	2,565	2,779
	Comcast Corp.	3.150%	3/1/26	15,280	16,517
	Comcast Corp.	4.250%	1/15/33	15,060	17,478
	Comcast Corp.	4.200%	8/15/34	25,155	28,628
	Comcast Corp.	4.400%	8/15/35	32,657	37,839
	Comcast Corp.	4.600%	10/15/38	46,815	56,330
	Comcast Corp.	4.650%	7/15/42	7,260	8,761
	Comcast Corp.	4.500%	1/15/43	20,000	23,475
	Comcast Corp.	4.750%	3/1/44	28,710	35,314
	Comcast Corp.	4.600%	8/15/45	46,358	56,184
	Comcast Corp.	3.969%	11/1/47	40,576	45,239
	Comcast Corp.	4.000%	3/1/48	17,415	19,126
	Comcast Corp.	4.700%	10/15/48	48,140	59,554
	Comcast Corp.	3.999%	11/1/49	26,848	29,588
	Comcast Corp.	2.450%	8/15/52	47,300	39,743
	Comcast Corp.	4.049%	11/1/52	38,322	43,362
	Comcast Corp.	4.950%	10/15/58	17,365	22,681
5	Cox Communications Inc.	3.250%	12/15/22	26,585	27,805
5	Cox Communications Inc.	4.800%	2/1/35	58,525	68,395
5	Cox Communications Inc.	6.450%	12/1/36	1,575	2,048
	Crown Castle International Corp.	3.650%	9/1/27	10,385	11,309
	Crown Castle International Corp.	3.800%	2/15/28	8,575	9,337
	Crown Castle International Corp.	2.100%	4/1/31	76,475	71,995
5	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,674	11,718
5	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,168	24,169
	NBCUniversal Media LLC	4.450%	1/15/43	10,639	12,580
5	NTT Finance Corp.	1.162%	4/3/26	36,700	36,064
5	NTT Finance Corp.	2.065%	4/3/31	10,125	9,966
	Orange SA	9.000%	3/1/31	54,566	84,113
5	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,969
5	Sky Ltd.	3.750%	9/16/24	42,911	47,141
3,5	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,800	50,559
5	T-Mobile USA Inc.	2.050%	2/15/28	37,480	36,753
5	T-Mobile USA Inc.	3.875%	4/15/30	25,125	27,256
5	T-Mobile USA Inc.	2.550%	2/15/31	5,105	4,987
5	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,828
5	T-Mobile USA Inc.	4.500%	4/15/50	23,440	26,287
5	T-Mobile USA Inc.	3.300%	2/15/51	20,490	19,068
5	T-Mobile USA Inc.	3.600%	11/15/60	9,670	9,304
	Telefonica Emisiones SAU	5.213%	3/8/47	34,575	40,366
	Telefonica Emisiones SAU	5.520%	3/1/49	28,174	34,384
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,688
	Verizon Communications Inc.	4.329%	9/21/28	22,990	26,276
	Verizon Communications Inc.	4.812%	3/15/39	67,074	80,143
	Verizon Communications Inc.	4.750%	11/1/41	28,730	34,223
	Verizon Communications Inc.	4.000%	3/22/50	9,540	10,232
	Verizon Communications Inc.	4.672%	3/15/55	6,414	7,648
5	Verizon Communications Inc.	2.987%	10/30/56	39,918	34,921
	ViacomCBS Inc.	3.700%	6/1/28	14,790	15,968

 9

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vodafone Group plc	5.000%	5/30/38	1,890	2,270
	Vodafone Group plc	5.250%	5/30/48	47,080	58,849
	Walt Disney Co.	2.000%	9/1/29	84,065	82,304
	Walt Disney Co.	2.650%	1/13/31	5,980	6,070
	Walt Disney Co.	6.200%	12/15/34	11,000	15,034
	Walt Disney Co.	3.500%	5/13/40	52,100	55,000
	Walt Disney Co.	4.125%	6/1/44	3,720	4,168
	Walt Disney Co.	2.750%	9/1/49	14,600	13,203
	Walt Disney Co.	3.600%	1/13/51	28,240	30,054
	Walt Disney Co.	3.800%	5/13/60	16,160	17,434

	Consumer Cyclical (2.0%)
	Amazon.com Inc.	2.800%	8/22/24	13,800	14,769
	Amazon.com Inc.	4.800%	12/5/34	55,880	70,221
	Amazon.com Inc.	4.950%	12/5/44	17,920	23,132
	Amazon.com Inc.	4.250%	8/22/57	32,790	39,229
	American Honda Finance Corp.	2.300%	9/9/26	17,135	17,736
	American Honda Finance Corp.	2.000%	3/24/28	34,925	34,905
	AutoZone Inc.	3.700%	4/15/22	12,752	13,074
5	BMW US Capital LLC	2.000%	4/11/21	19,815	19,821
5	BMW US Capital LLC	2.250%	9/15/23	93,000	96,367
5	BMW US Capital LLC	0.800%	4/1/24	25,960	25,929
3,5	CVS Pass-Through Trust	5.926%	1/10/34	12,054	13,795
5	Daimler Finance North America LLC	2.000%	7/6/21	60,000	60,224
5	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,319
5	Daimler Finance North America LLC	3.250%	8/1/24	3,970	4,247
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,525	16,530
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	63,102
	Home Depot Inc.	3.900%	12/6/28	10,040	11,490
	Home Depot Inc.	3.300%	4/15/40	32,073	33,700
	Home Depot Inc.	4.400%	3/15/45	22,390	26,857
	Home Depot Inc.	4.500%	12/6/48	12,020	14,622
5	Hyundai Capital America	0.800%	4/3/23	118,000	117,756
5,6	Hyundai Capital America, 3M USD LIBOR + 0.940%	1.174%	7/8/21	50,500	50,536
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	123,477
	Marriott International Inc.	2.300%	1/15/22	44,000	44,400
	McDonald's Corp.	2.625%	1/15/22	10,175	10,358
	McDonald's Corp.	3.250%	6/10/24	4,400	4,731
	McDonald's Corp.	4.875%	12/9/45	22,775	27,641
	McDonald's Corp.	3.625%	9/1/49	28,770	29,997
	Starbucks Corp.	4.500%	11/15/48	49,962	58,435
	Starbucks Corp.	3.350%	3/12/50	7,185	7,026
	VF Corp.	2.800%	4/23/27	23,720	25,033
	VF Corp.	2.950%	4/23/30	54,225	56,084
	Walmart Inc.	3.550%	6/26/25	56,485	62,251
	Walmart Inc.	3.625%	12/15/47	14,950	16,165

	Consumer Noncyclical (5.7%)
	AbbVie Inc.	5.000%	12/15/21	23,725	24,280
	AbbVie Inc.	3.450%	3/15/22	23,785	24,330
	AbbVie Inc.	3.800%	3/15/25	12,825	13,977
	AbbVie Inc.	4.050%	11/21/39	19,895	21,705
	AbbVie Inc.	4.850%	6/15/44	14,075	16,616
	AbbVie Inc.	4.450%	5/14/46	35,585	41,163
	AbbVie Inc.	4.250%	11/21/49	22,440	25,392
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	17,430
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	18,564
5	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,954
5	Alcon Finance Corp.	2.600%	5/27/30	7,035	7,022
5	Alcon Finance Corp.	3.800%	9/23/49	32,825	34,285
	Altria Group Inc.	5.800%	2/14/39	25,475	31,063
	Altria Group Inc.	4.500%	5/2/43	10,105	10,584
	Altria Group Inc.	3.875%	9/16/46	22,625	21,967
	AmerisourceBergen Corp.	0.737%	3/15/23	27,355	27,398
	Amgen Inc.	3.625%	5/22/24	38,185	41,167

 10

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	2.300%	2/25/31	67,075	65,915
	Amgen Inc.	3.150%	2/21/40	44,355	44,011
	Amgen Inc.	5.150%	11/15/41	6,373	7,984
5	Amgen Inc.	2.770%	9/1/53	8,878	7,946
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	94,525	112,338
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	18,095
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	6,850
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	19,670
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,500	16,595
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	43,666
	Ascension Health	2.532%	11/15/29	48,025	49,259
3	Ascension Health	4.847%	11/15/53	1,950	2,583
	AstraZeneca plc	3.375%	11/16/25	27,755	30,222
	AstraZeneca plc	4.000%	1/17/29	33,295	37,290
	BAT Capital Corp.	3.557%	8/15/27	60,340	64,223
5	BAT International Finance plc	3.950%	6/15/25	15,000	16,373
5	Bayer US Finance II LLC	4.250%	12/15/25	23,781	26,410
5	Bayer US Finance II LLC	5.500%	7/30/35	15,000	17,833
5	Bayer US Finance LLC	3.000%	10/8/21	38,730	39,242
5	Bayer US Finance LLC	3.375%	10/8/24	26,960	28,945
3	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	19,059
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	11,097
	Boston Scientific Corp.	4.000%	3/1/29	6,515	7,217
	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,416	4,599
	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,303	7,668
	Bristol-Myers Squibb Co.	3.400%	7/26/29	29,395	31,998
	Bristol-Myers Squibb Co.	4.125%	6/15/39	16,775	19,496
	Bristol-Myers Squibb Co.	4.550%	2/20/48	7,153	8,761
	Bristol-Myers Squibb Co.	4.250%	10/26/49	48,907	57,606
	Bristol-Myers Squibb Co.	2.550%	11/13/50	17,765	15,390
5	Cargill Inc.	2.125%	4/23/30	10,230	10,044
5	Cargill Inc.	4.760%	11/23/45	57,879	69,717
	Children's Hospital Corp.	2.585%	2/1/50	5,670	5,121
	Cigna Corp.	3.250%	4/15/25	30,765	32,924
	Cigna Corp.	4.375%	10/15/28	18,115	20,676
	Coca-Cola Co.	4.500%	9/1/21	14,785	14,868
	CommonSpirit Health	2.950%	11/1/22	33,780	35,033
	CommonSpirit Health	4.200%	8/1/23	11,695	12,603
	CommonSpirit Health	2.760%	10/1/24	28,080	29,739
	CommonSpirit Health	3.347%	10/1/29	40,950	43,428
	CommonSpirit Health	2.782%	10/1/30	16,260	16,360
3	CommonSpirit Health	4.350%	11/1/42	22,185	24,536
	CommonSpirit Health	4.187%	10/1/49	35,180	37,956
	Conagra Brands Inc.	4.600%	11/1/25	7,685	8,692
	Conagra Brands Inc.	1.375%	11/1/27	12,255	11,833
	Conagra Brands Inc.	5.300%	11/1/38	10,375	12,810
	Constellation Brands Inc.	2.700%	5/9/22	2,400	2,453
	Constellation Brands Inc.	3.750%	5/1/50	4,690	4,858
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	10,204
	CVS Health Corp.	2.750%	12/1/22	20,000	20,634
	CVS Health Corp.	4.300%	3/25/28	4,906	5,553
	CVS Health Corp.	4.875%	7/20/35	18,205	21,410
	CVS Health Corp.	4.125%	4/1/40	18,000	19,774
	CVS Health Corp.	5.125%	7/20/45	25,595	31,335
5	Danone SA	2.589%	11/2/23	10,000	10,436
5	Danone SA	2.947%	11/2/26	68,785	73,283
	Diageo Capital plc	2.625%	4/29/23	42,580	44,333
	Diageo Capital plc	2.375%	10/24/29	19,420	19,538
	Diageo Capital plc	2.000%	4/29/30	11,315	11,016
	Diageo Capital plc	2.125%	4/29/32	3,585	3,453
	Diageo Investment Corp.	2.875%	5/11/22	17,245	17,741
	Dignity Health	3.812%	11/1/24	18,560	20,048

 11

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	EMD Finance LLC	2.950%	3/19/22	19,640	20,037
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,280	12,419
	Estee Lauder Cos. Inc.	2.600%	4/15/30	9,875	10,133
	Gilead Sciences Inc.	2.500%	9/1/23	26,390	27,517
	Gilead Sciences Inc.	3.700%	4/1/24	21,420	23,069
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	30,924
	Gilead Sciences Inc.	4.500%	2/1/45	26,007	30,387
	Gilead Sciences Inc.	2.800%	10/1/50	20,185	18,041
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	26,924
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	21,085
	GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	53,036
5	Imperial Tobacco Finance plc	3.750%	7/21/22	58,995	60,978
5	JAB Holdings BV	2.200%	11/23/30	10,375	9,745
	Johnson & Johnson	6.730%	11/15/23	15,000	17,372
	Johnson & Johnson	2.450%	3/1/26	78,000	82,658
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	16,615
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	16,158
	Kroger Co.	3.850%	8/1/23	5,055	5,404
3	Mayo Clinic	4.128%	11/15/52	11,465	13,743
	McCormick & Co. Inc.	2.500%	4/15/30	6,060	6,063
	Medtronic Inc.	3.500%	3/15/25	9,849	10,790
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	14,784
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	19,316
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	9,158
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	7,129
	Merck & Co. Inc.	2.750%	2/10/25	38,000	40,469
	Merck & Co. Inc.	3.400%	3/7/29	58,390	64,347
	Merck & Co. Inc.	4.150%	5/18/43	28,405	33,389
	Mercy Health	4.302%	7/1/28	19,830	22,786
	Molson Coors Beverage Co.	3.500%	5/1/22	14,905	15,371
	Molson Coors Beverage Co.	3.000%	7/15/26	57,600	61,333
	Novartis Capital Corp.	3.400%	5/6/24	13,425	14,543
	Novartis Capital Corp.	4.400%	5/6/44	21,485	26,105
	Partners Healthcare System Inc.	3.192%	7/1/49	32,645	32,601
	Partners Healthcare System Inc.	3.342%	7/1/60	31,285	31,815
	PepsiCo Inc.	2.375%	10/6/26	72,545	76,753
	PepsiCo Inc.	4.000%	3/5/42	15,755	17,820
	PepsiCo Inc.	3.450%	10/6/46	45,740	48,400
	PepsiCo Inc.	3.875%	3/19/60	17,565	19,733
	Pfizer Inc.	3.000%	12/15/26	28,400	30,881
	Pfizer Inc.	3.450%	3/15/29	52,500	57,598
	Pfizer Inc.	1.700%	5/28/30	9,100	8,691
	Pfizer Inc.	4.100%	9/15/38	52,715	60,400
	Pfizer Inc.	2.550%	5/28/40	11,300	10,724
	Pfizer Inc.	2.700%	5/28/50	12,495	11,652
	Philip Morris International Inc.	2.500%	8/22/22	13,250	13,648
	Philip Morris International Inc.	2.625%	3/6/23	23,000	23,972
	Philip Morris International Inc.	3.600%	11/15/23	7,000	7,551
	Philip Morris International Inc.	4.500%	3/20/42	11,665	13,296
	Philip Morris International Inc.	3.875%	8/21/42	22,785	23,934
	Philip Morris International Inc.	4.875%	11/15/43	5,835	6,978
	Philip Morris International Inc.	4.250%	11/10/44	15,000	16,673
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	14,735	15,654
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	26,120
3	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	13,244
5	Roche Holdings Inc.	2.375%	1/28/27	61,570	64,636
5	Royalty Pharma plc	3.300%	9/2/40	15,135	14,628
5	Royalty Pharma plc	3.550%	9/2/50	48,265	46,390
	RUSH Obligated Group	3.922%	11/15/29	12,000	13,398
5	Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	22,786
	SSM Health Care Corp.	3.823%	6/1/27	41,615	46,821
	Sutter Health	2.294%	8/15/30	19,905	19,533
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,825	29,636
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,290	17,652

 12

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toledo Hospital	5.750%	11/15/38	18,425	21,492
	Wyeth LLC	5.950%	4/1/37	15,000	20,878

	Energy (1.9%)
5	BG Energy Capital plc	4.000%	10/15/21	17,070	17,390
	BP Capital Markets America Inc.	3.245%	5/6/22	10,000	10,318
	BP Capital Markets America Inc.	1.749%	8/10/30	16,205	15,283
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	15,497
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	28,874
	BP Capital Markets plc	2.500%	11/6/22	8,000	8,267
	BP Capital Markets plc	3.994%	9/26/23	13,130	14,265
	BP Capital Markets plc	3.814%	2/10/24	38,000	41,317
	BP Capital Markets plc	3.506%	3/17/25	41,710	45,515
	Chevron Corp.	2.355%	12/5/22	6,000	6,173
	Chevron Corp.	3.191%	6/24/23	44,600	47,042
	Cimarex Energy Co.	4.375%	6/1/24	30,289	32,939
	ConocoPhillips	7.000%	3/30/29	11,500	14,965
	ConocoPhillips	4.950%	3/15/26	12,710	14,703
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	14,085	15,000
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	19,580	20,304
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	14,190	16,222
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	7,003	7,831
	Energy Transfer Partners LP	5.300%	4/15/47	5,600	5,824
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	5,782
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	24,895
	Enterprise Products Operating LLC	3.700%	1/31/51	5,445	5,334
	Exxon Mobil Corp.	2.726%	3/1/23	10,710	11,147
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,898
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	36,459
	Exxon Mobil Corp.	2.440%	8/16/29	24,070	24,432
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	37,519
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	11,908
3,5	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	50,945	49,305
3,5	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	25,475	24,498
	Phillips 66	4.300%	4/1/22	30,000	31,117
5	Schlumberger Holdings Corp.	4.000%	12/21/25	21,010	23,241
5	Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	27,885
5	Schlumberger Investment SA	2.400%	8/1/22	20,765	21,181
	Shell International Finance BV	3.250%	5/11/25	28,680	31,035
	Shell International Finance BV	4.125%	5/11/35	40,575	45,956
	Shell International Finance BV	5.500%	3/25/40	10,795	14,496
	Shell International Finance BV	4.375%	5/11/45	95,725	111,910
	Suncor Energy Inc.	3.600%	12/1/24	19,505	21,201
	Suncor Energy Inc.	5.950%	12/1/34	13,000	16,206
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,410	3,593
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	20,601	22,069
	Texaco Capital Inc.	8.625%	4/1/32	25,000	38,000
	Total Capital International SA	2.700%	1/25/23	32,714	34,103
	Total Capital International SA	3.750%	4/10/24	50,000	54,618
	TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	21,768
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	66,408
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	16,253

	Other Industrial (0.4%)
5	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,780	23,076
3	Duke University	2.832%	10/1/55	9,635	9,467
	Emory University	2.143%	9/1/30	39,256	39,083
	George Washington University	3.545%	9/15/46	10,000	10,428
	Georgetown University	4.315%	4/1/49	5,155	6,101
	Georgetown University	2.943%	4/1/50	9,795	9,102
3	Johns Hopkins University	4.083%	7/1/53	7,145	8,539
3	Johns Hopkins University	2.813%	1/1/60	12,420	11,671
3	Northeastern University	2.894%	10/1/50	8,570	7,940
5	SBA Tower Trust	3.168%	4/11/22	49,780	49,869
5	SBA Tower Trust	3.448%	3/15/23	28,730	30,296

 13

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	SBA Tower Trust	2.836%	1/15/25	24,160	25,352
[5]	SBA Tower Trust	1.884%	1/15/26	9,320	9,372
[3]	University of Chicago	2.761%	4/1/45	9,540	9,230
	Technology (3.9%)
	Apple Inc.	3.000%	2/9/24	22,750	24,276
	Apple Inc.	3.450%	5/6/24	31,140	33,810
	Apple Inc.	2.850%	5/11/24	45,635	48,605
	Apple Inc.	2.750%	1/13/25	21,615	23,036
	Apple Inc.	3.250%	2/23/26	38,220	41,692
	Apple Inc.	2.450%	8/4/26	55,182	58,119
	Apple Inc.	3.350%	2/9/27	56,435	62,003
	Apple Inc.	3.200%	5/11/27	39,750	43,321
	Apple Inc.	2.900%	9/12/27	83,420	89,596
	Apple Inc.	3.850%	5/4/43	15,275	17,324
	Apple Inc.	4.450%	5/6/44	4,035	4,906
	Apple Inc.	3.850%	8/4/46	36,510	40,559
	Apple Inc.	2.650%	5/11/50	26,520	24,079
	Apple Inc.	2.550%	8/20/60	50,285	42,996
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	11,881
	Broadcom Inc.	4.250%	4/15/26	3,395	3,763
	Broadcom Inc.	4.110%	9/15/28	38,911	42,483
	Broadcom Inc.	4.150%	11/15/30	4,670	5,026
[5]	Broadcom Inc.	3.500%	2/15/41	26,355	25,139
[5]	Broadcom Inc.	3.750%	2/15/51	12,880	12,302
	Cisco Systems Inc.	2.500%	9/20/26	15,921	16,922
	Equinix Inc.	3.000%	7/15/50	35,915	31,289
	Fidelity National Information Services Inc.	1.650%	3/1/28	8,650	8,451
	Fiserv Inc.	3.200%	7/1/26	21,845	23,570
	Global Payments Inc.	2.900%	5/15/30	22,020	22,413
	Intel Corp.	2.875%	5/11/24	29,825	31,827
	Intel Corp.	4.100%	5/19/46	47,755	53,900
	International Business Machines Corp.	3.375%	8/1/23	61,300	65,480
	International Business Machines Corp.	3.625%	2/12/24	22,800	24,748
	International Business Machines Corp.	3.000%	5/15/24	81,400	87,147
	International Business Machines Corp.	7.000%	10/30/25	25,000	31,366
	International Business Machines Corp.	3.300%	5/15/26	148,025	160,921
	International Business Machines Corp.	3.500%	5/15/29	98,025	105,826
	International Business Machines Corp.	2.850%	5/15/40	22,310	21,288
	International Business Machines Corp.	2.950%	5/15/50	8,825	8,197
	Microsoft Corp.	2.875%	2/6/24	47,230	50,326
	Microsoft Corp.	2.700%	2/12/25	23,890	25,513
	Microsoft Corp.	3.125%	11/3/25	11,865	12,930
	Microsoft Corp.	2.400%	8/8/26	64,501	68,065
	Microsoft Corp.	3.450%	8/8/36	25,692	28,258
	Microsoft Corp.	2.525%	6/1/50	162,183	148,226
	Microsoft Corp.	2.921%	3/17/52	115,380	113,641
	Microsoft Corp.	2.675%	6/1/60	19,051	17,396
	Oracle Corp.	1.900%	9/15/21	70,285	70,698
	Oracle Corp.	2.500%	5/15/22	38,860	39,629
	Oracle Corp.	2.400%	9/15/23	63,535	66,095
	Oracle Corp.	2.950%	11/15/24	80,105	85,337
	Oracle Corp.	2.950%	5/15/25	11,300	12,027
	Oracle Corp.	1.650%	3/25/26	94,560	95,194
	Oracle Corp.	3.250%	11/15/27	112,120	120,264
	Oracle Corp.	4.000%	11/15/47	16,360	16,847
	Oracle Corp.	3.950%	3/25/51	16,985	17,631
	Oracle Corp.	3.850%	4/1/60	18,920	18,578
	QUALCOMM Inc.	1.300%	5/20/28	27,611	26,262
	QUALCOMM Inc.	2.150%	5/20/30	44,450	43,957
	QUALCOMM Inc.	1.650%	5/20/32	41,504	38,191
	QUALCOMM Inc.	3.250%	5/20/50	15,990	16,277
	Transportation (0.7%)
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,378

 14

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	4,778
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	6,830
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	23,992
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	30,209
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	3,590
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	16,472
	Canadian National Railway Co.	2.450%	5/1/50	25,925	22,689
	CSX Corp.	4.300%	3/1/48	16,635	18,935
	CSX Corp.	3.350%	9/15/49	7,745	7,602
[5]	ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,426
[5]	ERAC USA Finance LLC	3.300%	10/15/22	745	776
[5]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	5,464
[5]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	39,704
	FedEx Corp.	2.700%	4/15/23	15,810	16,465
	FedEx Corp.	4.100%	2/1/45	4,320	4,601
	FedEx Corp.	4.550%	4/1/46	5,894	6,681
	FedEx Corp.	4.050%	2/15/48	1,653	1,772
	Kansas City Southern	4.950%	8/15/45	13,845	16,378
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	16,724
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	23,875
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	58,446
	Union Pacific Corp.	3.700%	3/1/29	27,750	30,404
	Union Pacific Corp.	3.250%	2/5/50	14,765	14,541
	Union Pacific Corp.	3.799%	10/1/51	14,843	15,576
	Union Pacific Corp.	3.839%	3/20/60	12,720	13,554
[5]	Union Pacific Corp.	2.973%	9/16/62	7,030	6,224
	Union Pacific Corp.	3.750%	2/5/70	16,165	16,531
[3]	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	6,090	6,153
					12,528,607
Utilities (5.0%)
	Electric (4.4%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	5,169
	AEP Texas Inc.	3.450%	1/15/50	16,810	16,406
	Alabama Power Co.	5.200%	6/1/41	3,365	4,135
	Alabama Power Co.	4.100%	1/15/42	5,595	6,049
	Alabama Power Co.	3.750%	3/1/45	20,255	21,698
	Alabama Power Co.	4.300%	7/15/48	27,790	32,268
	Ameren Illinois Co.	2.700%	9/1/22	58,000	59,536
	Ameren Illinois Co.	3.800%	5/15/28	22,365	24,763
	Ameren Illinois Co.	3.700%	12/1/47	5,085	5,402
	Arizona Public Service Co.	3.350%	5/15/50	16,830	16,507
	Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	26,921
	Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	22,035
	Baltimore Gas & Electric Co.	2.900%	6/15/50	9,820	9,078
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	42,927
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	1,147
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	13,329
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	36,838
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	7,774
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	13,583
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	24,935
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	13,780
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	6,751
	Commonwealth Edison Co.	4.000%	3/1/48	17,900	19,878
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	12,138
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	60,557
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	35,342
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,877
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,755	1,900
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	29,900
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	22,720	25,993
	Delmarva Power & Light Co.	3.500%	11/15/23	9,550	10,237
	Dominion Energy Inc.	2.715%	8/15/21	14,945	15,072

 15

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Dominion Energy Inc.	2.450%	1/15/23	106,490	110,071
	Dominion Energy Inc.	4.900%	8/1/41	13,562	16,098
	Dominion Energy Inc.	4.600%	3/15/49	13,855	16,457
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	6,615
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,830
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	31,463
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	12,461
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	8,123
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	33,107
	DTE Energy Co.	3.800%	3/15/27	19,405	21,400
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	6,234
	Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	18,524
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,390
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	7,227
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,724
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	18,108
	Duke Energy Corp.	2.650%	9/1/26	17,480	18,273
	Duke Energy Corp.	3.400%	6/15/29	11,420	12,132
	Duke Energy Corp.	4.800%	12/15/45	37,600	42,835
	Duke Energy Corp.	3.750%	9/1/46	14,740	14,832
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,259
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	6,937
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	69,624
	Emera US Finance LP	3.550%	6/15/26	32,320	35,001
	Entergy Corp.	2.950%	9/1/26	7,085	7,533
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	10,891
	Evergy Inc.	2.450%	9/15/24	28,130	29,458
	Evergy Metro Inc.	2.250%	6/1/30	8,520	8,391
	Eversource Energy	2.900%	10/1/24	25,155	26,789
	Eversource Energy	3.150%	1/15/25	6,775	7,176
	Eversource Energy	3.300%	1/15/28	14,490	15,465
	Florida Power & Light Co.	6.200%	6/1/36	12,452	17,340
	Florida Power & Light Co.	5.950%	2/1/38	10,000	13,610
	Florida Power & Light Co.	5.690%	3/1/40	4,994	6,752
	Florida Power & Light Co.	5.250%	2/1/41	29,745	38,875
	Florida Power & Light Co.	4.125%	2/1/42	20,000	22,828
	Florida Power & Light Co.	3.700%	12/1/47	27,690	30,191
	Fortis Inc.	3.055%	10/4/26	44,365	47,245
	Georgia Power Co.	4.750%	9/1/40	34,725	40,505
	Georgia Power Co.	4.300%	3/15/42	28,162	31,359
	Georgia Power Co.	3.700%	1/30/50	9,335	9,629
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	16,393
	Kansas City Power & Light Co.	4.200%	3/15/48	3,282	3,701
[5]	Massachusetts Electric Co.	5.900%	11/15/39	21,895	29,124
[5]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	7,527
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	2,540	2,746
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	13,162
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	1,274
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	16,853
	MidAmerican Energy Co.	4.250%	7/15/49	11,000	12,890
	MidAmerican Energy Co.	3.150%	4/15/50	44,720	44,159
[5]	Monongahela Power Co.	4.100%	4/15/24	11,000	11,840
[5]	Monongahela Power Co.	5.400%	12/15/43	4,320	5,293
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	13,800	14,038
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,355	16,236
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	34,033
	Nevada Power Co.	3.125%	8/1/50	17,655	16,932
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	42,355	42,726
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	8,840	9,525
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	36,160
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	13,808
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	20,690
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	41,505	40,443
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	39,763

 16

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	20,277
[3,5]	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	44,958
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,378
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,906
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	20,137
	Oglethorpe Power Corp.	5.050%	10/1/48	5,781	6,804
[5]	Oglethorpe Power Corp.	3.750%	8/1/50	8,875	8,623
	Oglethorpe Power Corp.	5.250%	9/1/50	17,225	20,149
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,574
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,392
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	33,845
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	14,856
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,876
	PacifiCorp	2.950%	6/1/23	14,835	15,503
	PacifiCorp	3.600%	4/1/24	20,000	21,552
	PacifiCorp	3.350%	7/1/25	15,354	16,490
	PacifiCorp	2.700%	9/15/30	8,500	8,696
	PacifiCorp	5.750%	4/1/37	14,188	18,264
	PacifiCorp	4.125%	1/15/49	2,262	2,505
	PacifiCorp	4.150%	2/15/50	11,330	12,805
	PacifiCorp	3.300%	3/15/51	20,663	20,334
	Potomac Electric Power Co.	3.050%	4/1/22	4,235	4,348
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	11,234
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	13,130
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,683
	Progress Energy Inc.	3.150%	4/1/22	20,800	21,202
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	22,732
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	5,910
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,690
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	11,035	10,675
[3]	SCE Recovery Funding LLC	1.942%	5/15/38	3,915	3,747
[3]	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	3,380
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	8,465
	Southern California Edison Co.	3.875%	6/1/21	24,860	24,922
	Southern California Edison Co.	2.400%	2/1/22	8,270	8,379
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,519
	Southern California Edison Co.	5.750%	4/1/35	5,000	6,335
	Southern California Edison Co.	6.050%	3/15/39	1,995	2,531
	Southern California Edison Co.	4.500%	9/1/40	5,150	5,596
	Southern California Edison Co.	4.050%	3/15/42	17,788	18,326
	Southern California Edison Co.	3.900%	3/15/43	8,782	8,971
	Southern California Edison Co.	4.650%	10/1/43	16,770	18,794
	Southern California Edison Co.	3.600%	2/1/45	8,160	7,999
	Southern California Edison Co.	4.000%	4/1/47	3,675	3,779
	Southern California Edison Co.	4.125%	3/1/48	32,029	33,516
	Southern California Edison Co.	3.650%	2/1/50	25,325	24,991
	Southern Co.	2.950%	7/1/23	44,985	47,020
	Southern Co.	4.400%	7/1/46	25,160	28,054
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	15,777
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	12,964
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	3,950
	Tampa Electric Co.	2.600%	9/15/22	20,205	20,680
	Union Electric Co.	4.000%	4/1/48	14,942	16,582
	Virginia Electric & Power Co.	3.500%	3/15/27	40,765	44,643
	Virginia Electric & Power Co.	6.000%	5/15/37	9,435	12,662
	Westar Energy Inc.	3.250%	9/1/49	3,120	3,051
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	18,044
	Xcel Energy Inc.	3.350%	12/1/26	33,370	36,277
	Natural Gas (0.5%)
[5]	Boston Gas Co.	3.150%	8/1/27	8,010	8,530
[5]	Boston Gas Co.	3.001%	8/1/29	5,700	5,884
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	70,389
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	9,986

 17

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	5,858
[5]	East Ohio Gas Co.	2.000%	6/15/30	13,440	12,907
[5]	East Ohio Gas Co.	3.000%	6/15/50	19,575	18,013
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	39,471
[5]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,646
	NiSource Finance Corp.	5.250%	2/15/43	13,546	16,703
	NiSource Finance Corp.	4.800%	2/15/44	8,500	9,906
	Sempra Energy	2.875%	10/1/22	14,066	14,452
	Sempra Energy	3.800%	2/1/38	20,000	21,489
	Sempra Energy	6.000%	10/15/39	21,184	28,100
	Southern California Gas Co.	2.600%	6/15/26	28,885	30,354
	Southwest Gas Corp.	2.200%	6/15/30	9,465	9,161
	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	20,245	21,541
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,574
	American Water Capital Corp.	4.200%	9/1/48	29,696	33,474
	American Water Capital Corp.	4.150%	6/1/49	885	989
	American Water Capital Corp.	3.450%	5/1/50	4,430	4,480
					3,191,392
Total Corporate Bonds (Cost $24,501,588)					26,056,997
Sovereign Bonds (2.1%)
[3,5]	Bermuda	2.375%	8/20/30	15,145	14,782
[3,5]	Bermuda	3.375%	8/20/50	7,115	6,895
[5]	Electricite de France SA	4.875%	9/21/38	69,690	81,534
[5]	Electricite de France SA	4.875%	1/22/44	2,910	3,425
[5]	Electricite de France SA	4.950%	10/13/45	12,500	14,899
	Equinor ASA	2.750%	11/10/21	31,091	31,558
	Equinor ASA	2.450%	1/17/23	10,840	11,245
	Equinor ASA	2.650%	1/15/24	10,105	10,658
	Equinor ASA	3.700%	3/1/24	20,035	21,784
	Equinor ASA	3.250%	11/10/24	17,460	18,917
	Equinor ASA	2.875%	4/6/25	4,965	5,291
	Equinor ASA	3.125%	4/6/30	82,270	86,902
	Equinor ASA	2.375%	5/22/30	15,795	15,717
[5]	Kingdom of Saudi Arabia	2.875%	3/4/23	30,320	31,505
[7]	Nova Scotia Treasury Bill	0.000%	4/15/21	20,000	15,912
[7]	Province of Alberta	0.137%	4/12/21	35,660	28,374
	Province of Ontario	2.500%	4/27/26	100,400	107,071
	Province of Quebec	2.500%	4/20/26	134,755	143,879
[3]	Republic of Chile	2.550%	1/27/32	37,535	37,824
	Republic of Chile	3.500%	4/15/53	27,770	28,109
[3]	Republic of Chile	3.100%	1/22/61	14,340	13,336
[3]	Republic of Colombia	4.000%	2/26/24	29,348	31,220
[3]	Republic of Panama	2.252%	9/29/32	60,260	57,247
[3]	Republic of Panama	3.870%	7/23/60	53,230	52,831
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	29,749
[5]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	38,955	41,316
[5]	Sinopec Group Overseas Development 2016 Ltd.	3.500%	5/3/26	28,000	30,287
[5]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	63,500	64,837
[5]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	29,070	31,633
[5]	State of Kuwait	2.750%	3/20/22	4,315	4,407
[5]	State of Qatar	2.375%	6/2/21	55,255	55,393
[5]	State of Qatar	3.875%	4/23/23	69,280	73,778
[5]	State of Qatar	3.375%	3/14/24	3,250	3,486
[5]	State of Qatar	4.400%	4/16/50	13,435	15,531
[5]	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	40,340
[5]	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	40,162
[5]	Temasek Financial I Ltd.	2.250%	4/6/51	40,775	36,635
[5]	Temasek Financial I Ltd.	2.500%	10/6/70	23,800	20,838
Total Sovereign Bonds (Cost $1,307,456)					1,359,307

 18

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (2.9%)
	Atlanta GA Water & Wastewater Revenue	2.257%	11/1/35	3,315	3,308
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	14,735	15,224
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,670	7,215
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	24,800	40,807
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,070	10,357
	California GO	7.500%	4/1/34	5,845	9,073
	California GO	7.350%	11/1/39	45,195	69,386
	California GO	7.600%	11/1/40	2,215	3,678
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	4,445	5,913
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	4,780	6,873
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,290	3,054
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	31,650	44,222
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	61,935	86,537
	City of Riverside CA Pension Obligation Bonds	3.857%	6/1/45	12,905	13,268
	City of San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	8,990	8,834
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,770	7,683
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,285
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	82,019
	Florida Board of Administration Finance Corp Revenue	1.705%	7/1/27	33,175	33,297
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,145	5,353
[8]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	38,475	40,033
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	66,583	95,247
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	9,809	14,138
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	53,710	54,001
	Great Lakes MI Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	12,495	12,721
	Houston TX GO	6.290%	3/1/32	14,360	17,924
	Illinois GO	5.100%	6/1/33	32,115	36,157
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	22,263
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	5,335	5,414
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	38,405	47,791
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	11,000	16,184
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	12,005	15,859
	Massachusetts GO	2.514%	7/1/41	10,625	10,523
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	28,455	28,072
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	23,000	23,008
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	20,349
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,565	17,386
	Metropolitan Transportation Authority Revenue	6.200%	11/15/26	2,255	2,585
	Metropolitan Transportation Authority Revenue	5.175%	11/15/49	37,785	46,804
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,385	11,953
	Municipal Electric Authority of Georgia Revenue	4.430%	1/1/22	7,795	8,007

 19

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	45,524
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,807
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/40	27,855	38,392
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	23,362
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	21,345	21,732
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	11,865	12,114
	New York State Thruway Authority Highway & Bridge Trust Fund	5.883%	4/1/30	29,670	36,754
	New York State Thruway Authority Revenue	2.900%	1/1/35	16,215	16,798
	New York State Thruway Authority Revenue	3.500%	1/1/42	9,140	9,379
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	29,345	29,805
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	15,100	23,939
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	14,510	19,581
[9]	Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,903
[10]	Oregon State University Revenue	3.424%	3/1/60	31,000	31,112
[11]	Philadelphia PA Authority for Industrial Development Lease Revenue	6.550%	10/15/28	64,830	79,580
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	16,940	16,041
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	1,960	2,328
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	5,665	7,381
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	53,000	65,318
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	10,910	14,056
	Regents of the University of California Medical Center Pooled Revenue	3.006%	5/15/50	14,850	14,263
	Regents of the University of California Medical Center Pooled Revenue	3.256%	5/15/60	27,700	27,636
	Riverside County CA Pension Revenue	3.818%	2/15/38	9,875	10,482
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,595	12,033
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	24,635	30,084
	Texas Transportation Commission State Highway Fund	2.562%	4/1/42	8,625	8,424
	Texas Transportation Commission State Highway Fund	5.178%	4/1/30	12,275	14,969
	Texas Transportation Commission State Highway Fund	4.000%	10/1/33	17,140	20,436
	University of California Regents Medical Center Revenue	6.548%	5/15/48	11,720	17,656
	University of California Regents Medical Center Revenue	6.583%	5/15/49	15,790	23,440
	University of California Revenue	1.316%	5/15/27	13,645	13,520
	University of California Revenue	1.614%	5/15/30	23,375	22,301
	University of California Revenue	4.601%	5/15/31	19,390	22,578
	University of California Revenue	4.765%	5/15/44	4,740	5,093
	University of California Revenue	3.931%	5/15/45	18,275	20,002
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	28,325	31,380
[8]	Wisconsin GO	5.700%	5/1/26	7,370	8,553
Total Taxable Municipal Bonds (Cost $1,608,179)					1,827,561

	Shares
Common Stocks (39.5%)
Communication Services (1.8%)
Comcast Corp. Class A	13,486,773	729,769
Verizon Communications Inc.	7,619,706	443,086
		1,172,855

 20

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

		Shares	Market Value ($000)
Consumer Discretionary (1.8%)
	Home Depot Inc.	2,220,756	677,886
	McDonald's Corp.	1,523,160	341,401
	VF Corp.	1,966,631	157,173
			1,176,460
Consumer Staples (6.0%)
	Procter & Gamble Co.	6,247,289	846,070
	Philip Morris International Inc.	6,872,604	609,875
	Mondelez International Inc. Class A	8,824,054	516,472
	PepsiCo Inc.	2,988,204	422,681
	Archer-Daniels-Midland Co.	5,941,471	338,664
	Unilever plc ADR	5,483,068	306,120
	Kimberly-Clark Corp.	1,990,600	276,793
	Coca-Cola Co.	4,717,957	248,683
	Kellogg Co.	3,663,600	231,906
			3,797,264
Energy (2.1%)
	ConocoPhillips	8,491,714	449,806
	Pioneer Natural Resources Co.	2,225,500	353,454
^	TC Energy Corp.	5,926,720	271,694
	Phillips 66	3,218,084	262,403
			1,337,357
Financials (8.5%)
	JPMorgan Chase & Co.	6,485,008	987,213
	Bank of America Corp.	22,061,220	853,549
	MetLife Inc.	9,959,777	605,455
	Chubb Ltd.	3,072,020	485,287
	Morgan Stanley	6,115,200	474,906
	Truist Financial Corp.	7,924,162	462,137
	BlackRock Inc.	591,119	445,680
	Progressive Corp.	4,397,390	420,435
	Blackstone Group LP Class A	3,688,900	274,934
	PNC Financial Services Group Inc.	1,515,091	265,762
	Travelers Cos. Inc.	787,283	118,407
			5,393,765
Health Care (6.2%)
	Johnson & Johnson	6,770,078	1,112,662
	Pfizer Inc.	17,589,042	637,251
	Medtronic plc	4,741,248	560,084
	Eli Lilly and Co.	2,486,253	464,482
	Merck & Co. Inc.	5,050,774	389,364
	CVS Health Corp.	4,444,374	334,350
^	AstraZeneca plc ADR	5,216,904	259,384
	Novartis AG	2,401,440	205,277
			3,962,854
Industrials (5.2%)
	Lockheed Martin Corp.	1,270,937	469,611
	Eaton Corp. plc	3,214,741	444,534
	General Dynamics Corp.	2,217,600	402,628
	Raytheon Technologies Corp.	5,201,200	401,897
	Caterpillar Inc.	1,609,645	373,228
	Union Pacific Corp.	1,676,863	369,597
	Johnson Controls International plc	5,082,200	303,255
	Emerson Electric Co.	2,229,612	201,156
	Honeywell International Inc.	858,400	186,333
	Waste Management Inc.	968,494	124,955
			3,277,194
Information Technology (3.3%)
	Cisco Systems Inc.	18,120,123	936,992
	Corning Inc.	10,540,933	458,636
	Automatic Data Processing Inc.	1,623,377	305,958
	Analog Devices Inc.	1,649,886	255,864

 21

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

	Shares	Market Value ($000)
Texas Instruments Inc.	723,309	136,698
		2,094,148
Materials (0.7%)
LyondellBasell Industries NV Class A	2,939,030	305,806
Rio Tinto plc ADR	1,849,727	143,631
		449,437
Real Estate (0.8%)
Crown Castle International Corp.	2,806,858	483,145

Utilities (3.1%)
Dominion Energy Inc.	4,869,418	369,881
Sempra Energy	2,638,427	349,803
American Electric Power Co. Inc.	3,583,537	303,526
Exelon Corp.	6,465,094	282,783
Duke Energy Corp.	2,799,528	270,238

Entergy Corp.	2,118,300	210,707
DTE Energy Co.	1,293,200	172,177
		1,959,115
Total Common Stocks (Cost $16,645,195)		25,103,594

		Coupon
Temporary Cash Investments (2.8%)
Money Market Fund (0.2%)
[12,13]	Vanguard Market Liquidity Fund	0.081%		1,514,500	151,443

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (1.0%)
	Bank of America Securities, LLC (Dated 3/31/21, Repurchase Value $60,500,000, collateralized by Government National Mortgage Assn. 2.500%-3.000%, 11/20/50-3/20/51, with a value of $61,710,000)	0.010%	4/1/21	60,500	60,500
	Deutsche Bank Securities, Inc. (Dated 3/31/21, Repurchase Value $106,100,000, collateralized by U.S. Treasury Note/Bond 0.875%-2.000%, 11/15/26-11/15/30, with a value of $108,222,000)	0.010%	4/1/21	106,100	106,100
	HSBC Bank USA (Dated 3/31/21, Repurchase Value $90,400,000, collateralized by Federal Home Loan Mortgage Corp. 2.500%-3.000%, 2/1/35-2/1/51, and Federal National Mortgage Assn. 2.000%-3.500%, 8/1/30-3/1/51, with a value of $92,208,000)	0.005%	4/1/21	90,400	90,400
	HSBC Bank USA (Dated 3/31/21, Repurchase Value $26,900,000, collateralized by U.S. Treasury Bill 0.000%, 5/20/21, and U.S. Treasury Note/Bond 0.069%-5.000%, 4/30/21-5/15/37, with a value of $27,438,000)	0.005%	4/1/21	26,900	26,900
	JP Morgan Securities LLC (Dated 3/31/21, Repurchase Value $41,100,000, collateralized by U.S. Treasury Note/Bond 2.250%, 8/15/46, with a value of $41,922,000)	0.005%	4/1/21	41,100	41,100

 22

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Natixis (Dated 3/31/21, Repurchase Value $227,500,000, collateralized by Federal Home Loan Mortgage Corp. 0.000%, 12/11/25, U.S. Treasury Bill 0.000%, 7/20/21-11/4/21, and U.S. Treasury Note/Bond 0.125%-4.500%, 9/30/21-8/15/50, with a value of $232,050,000)	0.010%	4/1/21	227,500	227,500
Nomura International plc (Dated 3/31/21, Repurchase Value $62,400,000, collateralized by U.S. Treasury Bill 0.000%, 4/22/21 and U.S. Treasury Note/Bond 0.075%-1.875%, 9/30/22-1/15/23, with a value of $63,648,000)	0.010%	4/1/21	62,400	62,400
RBC Capital Markets LLC (Dated 3/31/21, Repurchase Value $24,300,000, collateralized by Federal Home Loan Mortgage Corp. 2.000%-4.000%, 6/1/42-10/1/50, and Federal National Mortgage Assn. 3.500%, 2/1/46, with a value of $24,786,000)	0.005%	4/1/21	24,300	24,300
RBS Securities, Inc. (Dated 3/31/21, Repurchase Value $11,700,000, collateralized by U.S. Treasury Note/Bond 3.125%, 5/15/48, with a value of $11,934,000)	0.005%	4/1/21	11,700	11,700
				650,900
U.S. Government and Agency Obligations (1.6%)
United States Treasury Bill	0.032%	4/22/21	250,000	249,997
United States Treasury Bill	0.015%	6/24/21	500,000	499,980
United States Treasury Bill	0.040%	9/23/21	250,000	249,963
				999,940
Total Temporary Cash Investments (Cost $1,802,273)				1,802,283
Total Investments (100.8%) (Cost $54,031,053)				64,096,785
Other Assets and Liabilities—Net (-0.8%)				(536,110)
Net Assets (100%)				63,560,675

Cost is in $000.

¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2021.
§	Security value determined using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $145,710,000.
1	Securities with a value of $1,473,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $4,948,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $7,427,993,000, representing 11.7% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in Canadian dollars.
8	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Collateral of $151,439,000 was received for securities on loan.
1M—1-month.
3M—3-month.

 23

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2021

ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.
UMBS—Uniform Mortgage-Backed Securities.

 24

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© 2021 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. SNA272 052021

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2021

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: May 19, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference